                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 31, 2006
                                                  Estimated average burden
                                                  hours per response.......19.3
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8644
                                  ---------------------------------------------

                            Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                      3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                         BISYS Fund Services Ohio, Inc.,
                               3435 Stelzer Road,
                               Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                         -------------------------
Date of reporting period: December 31, 2004
                         -------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

AMSOUTH VALUE FUND INCEPTION 10/23/1997

PERFORMANCE OVERVIEW 10/23/1997 - 12/31/2004
VALUE OF A $10,000 INVESTMENT

[CHART]

VALUE VIF
GROWTH OF  $10,000 INVESTMENT
AS OF  12/31/03

VALUE VIF  -
INCEPTION DATE -  10/23/97

              DATE                  AMSOUTH VALUE FUND        S&P 500(1)
          --------------------------------------------------------------
                                                10,000            10,000
          10/31/1997                            10,002             9,625
          11/30/1997                            10,079          10070.57
          12/31/1997                            10,257          10243.52
           1/31/1998                            10,356          10356.82
           2/28/1998                            11,028          11103.80
           3/31/1998                            11,423          11672.41
           4/30/1998                            11,407          11789.85
           5/31/1998                            11,151          11587.20
           6/30/1998                            11,184          12057.86
           7/31/1998                            10,781          11929.46
           8/31/1998                             9,452          10204.73
           9/30/1998                             9,825          10858.46
          10/31/1998                            10,570          11741.70
          11/30/1998                            11,225          12453.34
          12/31/1998                            11,524          13170.96
           1/31/1999                            11,892          13721.73
           2/28/1999                            11,527          13295.27
           3/31/1999                            11,838          13827.20
           4/30/1999                            12,330          14362.66
           5/31/1999                            11,998          14023.50
           6/30/1999                            12,621          14801.78
           7/31/1999                            12,383          14339.60
           8/31/1999                            12,337          14268.65
           9/30/1999                            12,039          13877.49
          10/31/1999                            12,893          14755.67
          11/30/1999                            13,292          15055.62
          12/31/1999                            14,404          15942.34
           1/31/2000                            14,556          15141.36
           2/29/2000                            15,009          14854.74
           3/31/2000                            15,610          16307.96
           4/30/2000                            15,039          15817.33
           5/31/2000                            14,621          15492.80
           6/30/2000                            15,205          15874.75
           7/31/2000                            14,639          15626.63
           8/31/2000                            16,179          16597.19
           9/30/2000                            15,341          15720.97
          10/31/2000                            14,872          15654.51
          11/30/2000                            13,291          14420.32
          12/31/2000                            14,097          14490.89
           1/31/2001                            14,628          15005.01
           2/28/2001                            13,401          13636.83
           3/31/2001                            12,623          12772.94
           4/30/2001                            13,518          13765.53
           5/31/2001                            13,625          13857.75
           6/30/2001                            12,932          13520.47
           7/31/2001                            12,773          13387.37
           8/31/2001                            12,160          12549.30
           9/30/2001                            11,340          11535.92
          10/31/2001                            11,654          11755.89
          11/30/2001                            12,217          12657.64
          12/31/2001                            12,551          12768.53
           1/31/2002                            12,606          12582.20
           2/28/2002                            12,623          12339.55
           3/31/2002                            13,031          12803.63
           4/30/2002                            12,599          12027.37
           5/31/2002                            12,305          11938.76
           6/30/2002                            11,300          11088.37
           7/31/2002                            10,737          10224.21
           8/31/2002                            10,759          10291.10
           9/30/2002                             9,916           9172.67
          10/31/2002                            10,662           9980.02
          11/30/2002                            11,500          10567.43
          12/31/2002                            10,912           9946.62
           1/31/2003                            10,797           9686.05
           2/28/2003                            10,170           9540.72
           3/31/2003                            10,087           9633.35
           4/30/2003                            10,936          10426.86
           5/31/2003                            11,733          10976.22
           6/30/2003                            11,803          11116.24
           7/31/2003                            11,850          11312.24
           8/31/2003                            11,965          11532.85
           9/30/2003                            11,828          11410.38
          10/31/2003                            12,599          12055.86
          11/30/2003                            12,684          12161.93
          12/31/2003                            13,300          12799.76
           1/31/2004                            13,576          13034.70
           2/29/2004                            13,945          13215.88
           3/31/2004                            13,844          13016.50
           4/30/2004                            13,358          12812.16
           5/31/2004                            13,439          12987.98
           6/30/2004                            13,719          13240.53
           7/31/2004                            13,475          12802.31
           8/31/2004                            13,566          12854.09
           9/30/2004                            13,919          12993.31
          10/31/2004                            14,149          13191.81
          11/30/2004                            14,878          13725.57
          12/31/2004                            15,323          14192.64

AVERAGE ANNUAL RETURNS (AS OF 12/31/2004)

                                             1 YEAR       5 YEAR    10/23/97*
-----------------------------------------------------------------------------
AmSouth Value Fund                            15.46%        1.29%        6.15%
S&P 500 Stock Index(1)                        10.88%       -2.30%        4.99%

THE CHART COMPARES A HYPOTHETICAL $10,000 INVESTMENT IN THE AMSOUTH VALUE FUND VERSUS A SIMILAR INVESTMENT IN THE S&P 500 STOCK INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE SEPARATE ACCOUNT AND INSURANCE CONTRACT CHARGES.)

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE FUND'S SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

*    THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH VALUE FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER
BRIAN B. SULLIVAN, CFA
Director, Value Equity Strategies
AmSouth Asset Management, Inc.

HOW DID THE FUND PERFORM?

For the 12 months ended December 31, 2004, the AmSouth Value Fund (Variable Annuity) provided a total return of 15.46%. The total return for the Fund's benchmark, the S&P 500 was 10.88%.

WHAT CONTRIBUTED TO THE FUND'S PERFORMANCE?

We attribute most of the Fund's outperformance to our skilled team of analysts and their security recommendations. In particular, our selections in the consumer discretionary sector generated favorable results. Specifically, our exposure to restaurants and retailers boosted performance. Also, our avoidance of auto companies within the consumer discretionary sector was a positive influence on the Fund's return. We also realized good results from our stock selections in the energy, industrials and financials sectors. Within the financials area, our insurance exposure was particularly important to relative performance. We maintained an overweight to the industry, which offered attractive valuations. In addition, insurance companies generally offer high relative yields and steady, predictable revenues. These factors, combined with favorable stock selections, led to good returns for the Fund's insurance stocks.

Our stock selections in the technology sector detracted somewhat from performance. The leading tech stocks in 2004 primarily were lower-quality issues, and we generally don't invest in such holdings.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?

For much of the year we attempted to emphasize a "macro" strategy for the Fund, focusing on sectors we believed would perform well in the current economic climate. For example, when energy prices moved beyond $45 a barrel, we felt such a level was not sustainable. We therefore cut the Fund's energy exposure to approximately half the benchmark's weighting. In retrospect, we implemented this strategy a bit early. Oil prices continued to climb another $10 per barrel before beginning their retreat in November. But when prices did start to decline, the Fund's energy underweight helped relative performance.

We also overweighted the industrials sector, because we believed the growing economy would benefit performance among industrial companies. In addition, we expected cash-rich corporations to resume their capital spending, with the industrials sector a primary beneficiary. Although this trend didn't significantly materialize in 2004, we expect it to gain ground in 2005.

WHAT WERE THE FUND'S TOP HOLDINGS?

As of December 31, 2004, the Fund's top five holdings were Hewlett-Packard Co. (3.3% of the portfolio's net assets), Citigroup, Inc. (3.3%), St. Paul Cos., Inc. (3.1%), Sprint Corp. (3.0%), and Bank of America Corp. (2.9%).(2)

HOW DO YOU PLAN ON POSITIONING THE FUND FOR THE MONTHS AHEAD?

Looking ahead, we believe stocks may continue to benefit from a growing economy. We plan to reduce the Fund's weighting to the consumer discretionary sector, which, after experiencing strong growth throughout the last few years, appears overvalued. Instead, we plan to direct more of the portfolio to consumer staples stocks, which tend to offer more stable, predictable rates of growth. In addition, we expect to maintain a focus on the industrials sector, which should benefit from improving business spending. Finally, we will attempt to add more growth characteristics to the portfolio. As the economy starts to slow down, companies offering above-average growth rates may be difficult to find and, consequently, attractively priced.

(2)  THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH SELECT EQUITY FUND INCEPTION 5/3/1999

PERFORMANCE OVERVIEW 5/3/1999 - 12/31/2004

VALUE OF A $10,000 INVESTMENT

[CHART]

SELECT EQUITY VIF
Growth Of  $10,000 Investment
As Of   12/31/03

Select Equity VIF  -
Inception Date -  5/ 3/99

              DATE           AMSOUTH SELECT EQUITY FUND      S&P 500 STOCK INDEX(1)
          -------------------------------------------------------------------------
                                                 10,000                      10,000
           5/31/1999                              9,514                       9,624
           6/30/1999                              9,937                    10158.11
           7/31/1999                              9,346                     9840.93
           8/31/1999                              9,016                     9792.24
           9/30/1999                              8,647                     9523.79
          10/31/1999                              8,758                    10126.47
          11/30/1999                              8,417                    10332.32
          12/31/1999                              8,549                    10940.85
           1/31/2000                              7,930                    10391.16
           2/29/2000                              7,351                    10194.46
           3/31/2000                              7,847                    11191.77
           4/30/2000                              7,682                    10855.06
           5/31/2000                              8,023                    10632.34
           6/30/2000                              7,870                    10894.46
           7/31/2000                              7,562                    10724.19
           8/31/2000                              7,930                    11390.26
           9/30/2000                              8,136                    10788.93
          10/31/2000                              8,488                    10743.32
          11/30/2000                              8,881                     9896.32
          12/31/2000                              9,571                     9944.76
           1/31/2001                              9,236                    10297.59
           2/28/2001                              9,302                     9358.63
           3/31/2001                              9,023                     8765.76
           4/30/2001                              9,289                     9446.95
           5/31/2001                              9,628                     9510.25
           6/30/2001                              9,559                     9278.78
           7/31/2001                              9,766                     9187.44
           8/31/2001                              9,952                     8612.29
           9/30/2001                              9,404                     7916.83
          10/31/2001                              9,485                     8067.79
          11/30/2001                             10,019                     8686.64
          12/31/2001                             10,361                     8762.74
           1/31/2002                             10,274                     8634.86
           2/28/2002                             10,509                     8468.34
           3/31/2002                             10,706                     8786.82
           4/30/2002                             10,305                     8254.10
           5/31/2002                             10,407                     8193.29
           6/30/2002                              9,899                     7609.69
           7/31/2002                              9,594                     7016.63
           8/31/2002                              9,768                     7062.54
           9/30/2002                              9,020                     6294.99
          10/31/2002                              9,547                     6849.05
          11/30/2002                              9,845                     7252.18
          12/31/2002                              9,487                     6826.13
           1/31/2003                              9,199                     6647.31
           2/28/2003                              8,924                     6547.57
           3/31/2003                              8,942                     6611.14
           4/30/2003                              9,612                     7155.71
           5/31/2003                             10,254                     7532.72
           6/30/2003                             10,399                     7628.81
           7/31/2003                             10,464                     7763.32
           8/31/2003                             10,707                     7914.72
           9/30/2003                             10,677                     7830.67
          10/31/2003                             11,269                     8273.65
          11/30/2003                             11,637                     8346.45
          12/31/2003                             11,977                     8784.17
           1/31/2004                             12,072                     8945.41
           2/29/2004                             12,464                     9069.74
           3/31/2004                             12,515                     8932.91
           4/30/2004                             12,378                     8792.68
           5/31/2004                             12,399                     8913.34
           6/30/2004                             12,516                     9086.66
           7/31/2004                             11,901                     8785.92
           8/31/2004                             12,092                     8821.46
           9/30/2004                             12,030                     8917.00
          10/31/2004                             12,243                     9053.23
          11/30/2004                             12,717                     9419.54
          12/31/2004                             13,131                     9740.07

AVERAGE ANNUAL RETURNS (AS OF 12/31/2004)

                                             1 YEAR       5 YEAR       5/3/99*
------------------------------------------------------------------------------
AmSouth Select Equity Fund                     9.64%        8.96%        4.93%

S&P 500 Stock Index(1)                        10.88%       -2.30%       -0.47%

THIS CHART COMPARES A HYPOTHETICAL $10,000 INVESTMENT IN THE AMSOUTH SELECT EQUITY FUND VERSUS A SIMILAR INVESTMENT IN THE S&P 500 STOCK INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE SEPARATE ACCOUNTS AND INSURANCE CONTRACT CHARGES.)

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE FUND'S SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

*    THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH SELECT EQUITY FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGERS

NEIL WRIGHT, JANNA SAMPSON, PETER JANKOVSKIS
OakBrook Investments, LLC
(sub-advisor)

HOW DID THE FUND PERFORM?

For the 12 months ended December 31, 2004, the AmSouth Select Equity Fund (Variable Annuity) provided a total return of 9.64%. The total return for the Fund's benchmark, the S&P 500 Index,(1) was 10.88%.

WHAT WAS THE MARKET CLIMATE?

Overall, returns for large-capitalization stocks were weak for the first three quarters of 2004. Most of the year's gains came during the fourth quarter, when stocks returned more than 9%. During the second and third quarters the triple threats of rising interest rates, rising oil prices and terrorism plagued the stock market. But the fourth quarter brought some relief, as oil prices moderated from their highs and the U.S presidential election concluded without an incident of terrorism. The market reacted positively to falling oil prices and the election outcome, overlooking the rising interest rate environment.

WHAT WERE YOUR KEY STRATEGIES, AND HOW DID THEY AFFECT PERFORMANCE?

We continued to hold 20 to 25 industry-leading "market power" companies--undervalued firms likely to appreciate and outperform the S&P 500 Index. These companies generally exhibit steady, predictable earnings growth that makes them particularly attractive to investors seeking a safe haven during challenging market climates.

We positioned the Fund to benefit from an expected late-cycle cyclical recovery during the year. At the same time, we maintained as little exposure to rising interest rates as possible. We expected this strategy to offer participation in the growing economy and protection from rising interest rates. The economic growth that occurred was weaker than we expected, especially during the second and third quarters, when the fund lagged the market. Although short-term interest rates increased during the year, longer-term interest rates remained relatively stable, and we therefore did not receive the expected benefit from our lower sensitivity to rising interest rates.

The Fund's relative performance also suffered as commodity prices increased during the year. Generally, "market power" stocks are consumers of commodities rather than commodity producers. It is unusual for the economy to experience rising commodity prices during a period of stable inflation and stable long-term interest rates. We do not expect this situation to continue for long, though. Either rising commodity prices will lead to higher inflation and interest rates, or commodity prices will stabilize or decline. We believe the Fund is positioned to benefit from either scenario.

WHAT WERE THE FUND'S LARGEST HOLDINGS?

As of December 31, 2004, the Fund's five largest holdings were McDonald's Corp. (7.6% of the portfolio's net assets), Automatic Data Processing (7.3%), Pitney Bowes, Inc. (7.3%), Home Depot, Inc. (7.3%), and Waste Management, Inc. (6.4%).(2)

WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?

We believe the prospects for profit and economic growth in 2005 remain good. In addition, equity valuations currently appear attractive, primarily among larger-capitalization stocks, such as those we hold in the Fund. Although we expect stock prices to rise during the year, we believe volatility likely will continue, driven by oil price changes, interest rate hikes and terrorism threats. We expect commodity prices to stabilize during the year, which, along with slowly rising interest rates, may help the Fund's relative performance in 2005.

(2)  THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH CAPITAL GROWTH FUND INCEPTION 5/1/2001

PERFORMANCE OVERVIEW 5/1/2001 - 12/31/2004
VALUE OF A $10,000 INVESTMENT

[CHART]

VIF CAPITAL GROWTH
GROWTH OF  $10,000 INVESTMENT
AS OF   12/31/03

VIF CAPITAL GROWTH  -  VIF CAPITAL GROWTH
INCEPTION DATE - 5/01/01


            DATE           AMSOUTH CAPITAL GROWTH FUND     S&P 500/BARRA GROWTH INDEX(1)
          ------------------------------------------------------------------------------
            5/1/2001                            10,000                            10,000
           5/31/2001                            10,000                             9,845
           6/30/2001                             9,850                           9711.49
           7/31/2001                             9,360                           9686.00
           8/31/2001                             8,460                           9035.60
           9/30/2001                             7,410                           8429.23
          10/31/2001                             7,860                           8739.27
          11/30/2001                             8,750                           9513.35
          12/31/2001                             9,000                           9527.16
           1/31/2002                              9050                           9512.44
           2/28/2002                             8,710                           9231.59
           3/31/2002                             9,140                           9451.55
           4/30/2002                             8,630                           8775.28
           5/31/2002                             8,380                           8605.22
           6/30/2002                             7,730                           7914.89
           7/31/2002                             6,930                           7534.88
           8/31/2002                             6,900                           7582.15
           9/30/2002                             6,360                           6797.09
          10/31/2002                             6,900                           7425.70
          11/30/2002                             7,170                           7786.17
          12/31/2002                             6,670                           7280.03
           1/31/2003                             6,500                           7097.71
           2/28/2003                             6,400                           7076.58
           3/31/2003                             6,520                           7219.90
           4/30/2003                             7,030                           7703.25
           5/31/2003                             7,320                           7954.02
           6/30/2003                             7,330                           8098.85
           7/31/2003                             7,540                           8204.86
           8/31/2003                             7,820                           8347.41
           9/30/2003                             7,630                           8321.67
          10/31/2003                             8,140                           8695.41
          11/30/2003                             8,200                           8770.23
          12/31/2003                             8,400                           9147.92
           1/31/2004                             8,490                           9322.01
           2/29/2004                             8,510                           9369.81
           3/31/2004                             8,380                           9150.14
           4/30/2004                             8,290                           9093.02
           5/31/2004                             8,405                           9238.46
           6/30/2004                             8,485                           9396.64
           7/31/2004                             8,075                           8952.53
           8/31/2004                             8,015                           8926.64
           9/30/2004                             8,075                           8947.77
          10/31/2004                             8,215                           9086.08
          11/30/2004                             8,465                           9373.59
          12/31/2004                             8,775                           9708.97

AVERAGE ANNUAL RETURNS (AS OF 12/31/2004)

                                                     1 Year         5/1/01*
---------------------------------------------------------------------------
AmSouth Capital Growth Fund                            4.46%          -3.50%
S&P 500/Barra Growth Index(1)                          6.13%          -3.17%

THE CHART COMPARES A HYPOTHETICAL $10,000 INVESTMENT IN THE AMSOUTH CAPITAL GROWTH FUND VERSUS A SIMILAR INVESTMENT IN THE S&P 500/BARRA GROWTH INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE SEPARATE ACCOUNTS AND INSURANCE CONTRACT CHARGES.)

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE FUND'S SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

*    THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH CAPITAL GROWTH FUND IS MEASURED AGAINST THE S&P 500/BARRA GROWTH INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF LARGE-CAP GROWTH STOCKS AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER

JOHN MARK MCKENZIE
Sr. Vice President
AmSouth Asset Management, Inc.

HOW DID THE FUND PERFORM?

For the 12 months ended December 31, 2004, the AmSouth Capital Growth Fund (Variable Annuity) provided a total return of 4.46%. The total return for the Fund's benchmark, the S&P 500/Barra Growth Index,(1) was 6.13%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S OUT-PERFORMANCE?

Large cap growth stocks consistently underperformed during 2004, as investors favored value-oriented stocks and smaller-cap companies. As our strategy dictates, we focused on the largest companies in our universe, which had a negative impact on the Fund's relative performance. In addition, poor performance from the technology and health care sectors, particularly in the first and second quarters of 2004, hurt the Fund's relative return. Weakness among semiconductor stocks dragged down the technology sector's performance during the first half of the year. Additionally, many investors looked forward to a rebound in technology spending during 2004. But when the upturn in spending didn't materialize by mid year, many technology stocks suffered strong declines. Pharmaceutical companies had a difficult time in the first half of the year, as political and regulatory concerns, a slowdown in the new-drug pipeline and negative press surrounding several new drugs dragged down stock performance.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?

We continued to maintain significant positions in high-growth areas of the economy, including the health care, technology and consumer discretionary sectors. As the year progressed, the economy demonstrated continued strength, political uncertainties were resolved with the November election, and oil prices moderated. Investors showed greater confidence in health care companies, spending on technology improved, and the consumer discretionary area benefited from lower oil prices.

We continued to reduce the number of holdings in the portfolio to focus on our favorite stocks. We emphasized industry-leading companies with strong, sustainable growth rates. Although this strategy worked against us in 2004, we believe it should be effective over the longer term.

WHAT WERE THE FUND'S TOP HOLDINGS?

As of December 31, 2004, the Fund's top five holdings included Johnson & Johnson (3.6% of the portfolio's net assets), General Electric Co., (3.6%), Microsoft Corp. (3.5%), IBM Corp. (3.3%), and Wal-Mart Stores, Inc. (3.2%).(2)

WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?

We remain optimistic about the companies represented in the Fund. We believe they offer good earnings growth potential and favorable overall outlooks. In addition, after several years of underperformance, we believe large-cap growth stocks should be poised for better relative returns. Valuations remain attractive, and in the higher interest rate environment, large-cap growth stocks tend to perform better than other sectors and styles.

(2)  THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH VALUE FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

   SHARES                                                                 VALUE
-------------                                                         -------------
COMMON STOCKS -- 97.2%
       34,000    ACE Ltd.                                             $   1,453,500
       19,000    AFLAC, Inc.                                                756,960
       44,000    Alcoa, Inc.                                              1,382,480
       18,000    American Electric Power Co., Inc.                          618,120
       19,000    American International Group, Inc.                       1,247,730
        7,000    Archer-Daniels-Midland Co.                                 156,170
       38,000    Bank of America Corp.                                    1,785,620
       51,900    BellSouth Corp.                                          1,442,301
       48,100    Bristol-Myers Squibb Co.                                 1,232,322
        9,000    Caremark Rx, Inc. *                                        354,870
       12,200    Caterpillar, Inc.                                        1,189,622
       22,400    ChevronTexaco Corp.                                      1,176,224
        4,000    Chubb Corp.                                                307,600
       20,000    CIT Group, Inc.                                            916,400
       41,400    Citigroup, Inc.                                          1,994,653
       10,000    Colgate-Palmolive Co.                                      511,600
        5,000    Computer Associates International, Inc.                    155,300
       15,000    ConocoPhillips                                           1,302,450
       20,586    Costco Wholesale Corp.                                     996,568
        8,400    CSX Corp.                                                  336,672
       28,000    Darden Restaurants, Inc.                                   776,720
        4,000    Devon Energy Corp.                                         155,680
        9,444    Dominion Resources, Inc.                                   639,737
       14,000    Dow Chemical Co.                                           693,140
       16,600    Eastman Chemical Co.                                       958,318
       79,000    EMC Corp. *                                              1,174,730
        5,100    Entergy Corp.                                              344,709
        3,600    Exelon Corp.                                               158,652
       12,000    Exxon Mobil Corp.                                          615,120
        5,800    Freddie Mac                                                427,460
       19,000    Genuine Parts Co.                                          837,140
        6,600    Golden West Financial Corp.                                405,372
        4,500    Goldman Sachs Group, Inc.                                  468,180
       23,000    Halliburton Co.                                            902,520
       54,000    Health Management Associates, Inc., Class A              1,226,880
       97,000    Hewlett-Packard Co.                                      2,034,090
       20,500    Home Depot, Inc.                                           876,170
       15,223    Honeywell International, Inc.                              539,046
        5,887    IBM Corp.                                                  580,340
       12,000    Ingersoll-Rand Co.                                         963,600
        7,800    International Paper Co.                                    327,600
       25,025    J.P. Morgan Chase & Co.                                    976,225
        7,000    Kohl's Corp. *                                             344,190
       26,300    Lincoln National Corp.                                   1,227,684
       21,000    Lockheed Martin Corp.                                    1,166,550
        9,000    MeadWestvaco Corp.                                         305,010
       11,000    Merrill Lynch & Co., Inc.                                  657,470
       15,000    MetLife, Inc.                                              607,650
       10,000    Noble Corp. *                                              497,400
       30,000    Nokia Corp.-- ADR                                          470,100
       67,000    Office Depot, Inc. *                                     1,163,120
       18,000    Pier 1 Imports, Inc.                                       354,600
       18,600    Prudential Financial, Inc.                               1,022,256
       23,200    Raytheon Co.                                               900,856
       48,000    SBC Communications, Inc.                                 1,236,960
       74,000    Sprint Corp.                                             1,838,900
       50,800    St. Paul Travelers Cos., Inc.                            1,883,156
        6,000    SunTrust Banks, Inc.                                 $     443,280
       12,500    Texas Instruments, Inc.                                    307,750
       26,500    Time Warner, Inc. *                                        515,160
       35,000    Tyco International, Ltd.                                 1,250,901
       20,000    U.S. Bancorp                                               626,400
        6,100    United Technologies Corp.                                  630,435
       10,946    Verizon Communications, Inc.                               443,422
       31,200    Viacom, Inc., Class B                                    1,135,368
       14,000    Wachovia Corp.                                             736,400
       35,900    Washington Mutual, Inc.                                  1,517,852
       10,000    Wells Fargo & Co.                                          621,500
       11,000    Weyerhaeuser Co.                                           739,420
       18,000    XL Capital, Ltd., Class A                                1,397,700
                                                                      -------------
                 Total Common Stocks                                     59,440,081
                                                                      -------------
INVESTMENT COMPANIES -- 2.8%
    1,729,886    First American Treasury Obligations Fund,
                   Class A                                               1,729,886
                                                                      -------------
                 Total Investment Companies                               1,729,886
                                                                      -------------
WARRANTS -- +
        5,226    Lucent Technologies                                          8,257
                                                                      -------------
                 Total Warrants                                               8,257
                                                                      -------------
                 TOTAL (COST $50,482,355) -- 100.0%                   $  61,178,224
                                                                      =============

----------
Percentages indicated are based on net assets of $61,205,266.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH SELECT EQUITY FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

   SHARES                                                                VALUE
-------------                                                        -------------
COMMON STOCKS -- 98.7%
      154,500    American Power Conversion Corp.                      $   3,306,300
      113,000    Automatic Data Processing, Inc.                          5,011,550
       45,400    Briggs & Stratton Corp.                                  1,887,732
       49,100    Gannett Co., Inc.                                        4,011,470
       65,100    General Mills, Inc.                                      3,236,121
       49,800    Gillette Co.                                             2,230,044
       83,800    H.J. Heinz Co.                                           3,267,362
       52,000    Harley-Davidson, Inc.                                    3,159,000
      116,300    Home Depot, Inc.                                         4,970,662
       72,400    International Flavors & Fragrances, Inc.                 3,101,616
       41,238    J.M. Smucker Co.                                         1,941,073
       65,100    Kimberly-Clark Corp.                                     4,284,231
      161,900    McDonald's Corp.                                         5,190,514
        1,972    Neenah Paper, Inc. *                                        64,287
       57,700    Pfizer, Inc.                                             1,551,553
      107,700    Pitney Bowes, Inc.                                       4,984,356
       51,400    Snap-on, Inc.                                            1,766,104
       87,300    SYSCO Corp.                                              3,332,241
       66,800    Tribune Co.                                              2,814,952
      118,200    Walt Disney Co.                                          3,285,960
      147,100    Waste Management, Inc.                                   4,404,174
                                                                      -------------
                 Total Common Stocks                                     67,801,302
                                                                      -------------
INVESTMENT COMPANIES -- 1.3%
      913,700    BNY Hamilton Money Fund                              $     913,700
        1,513    BNY Hamilton Treasury Money Fund                             1,513
                                                                      -------------
                 Total Investment Companies                                 915,213
                                                                      -------------
                 TOTAL (COST $57,080,213) -- 100.0%                   $  68,716,515
                                                                      =============

----------
Percentages indicated are based on net assets of $68,711,806.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH CAPITAL GROWTH FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

                                      SECURITY
   SHARES                            DESCRIPTION                          VALUE
-------------    -------------------------------------------------    -------------
COMMON STOCKS -- 96.5%
        2,200    3M Co.                                               $     180,554
        3,800    Abbott Laboratories                                        177,270
        6,500    American Express Co.                                       366,405
        2,100    American International Group, Inc.                         137,907
        3,400    American Power Conversion Corp.                             72,760
        4,400    Amgen, Inc. *                                              282,260
        2,200    Apollo Group, Inc., Class A *                              177,562
       11,200    Applied Materials, Inc. *                                  191,520
        2,000    Automatic Data Processing, Inc.                             88,700
        3,500    Barr Laboratories, Inc. *                                  159,390
        2,300    Bed Bath & Beyond, Inc. *                                   91,609
        3,300    Best Buy Co., Inc.                                         196,086
        4,900    Chico's FAS, Inc. *                                        223,097
        2,100    Cintas Corp.                                                92,106
       23,700    Cisco Systems, Inc. *                                      457,410
        6,900    Citigroup, Inc.                                            332,442
        9,000    Dell, Inc. *                                               379,260
        1,100    eBay, Inc. *                                               127,908
        1,300    Electronic Arts, Inc. *                                     80,184
        2,900    Eli Lilly & Co.                                            164,575
        8,000    EMC Corp. *                                                118,960
        4,700    First Data Corp.                                           199,938
        3,300    Flextronics International, Ltd. *                           45,606
        2,400    Genentech, Inc. *                                          130,656
        1,000    General Dynamics Corp.                                     104,600
       14,000    General Electric Co.                                       511,000
        1,500    Goldman Sachs Group, Inc.                                  156,060
        1,000    Guidant Corp.                                               72,100
        1,500    Harley-Davidson, Inc.                                       91,125
        5,800    Home Depot, Inc.                                           247,892
        4,800    IBM Corp.                                                  473,184
        2,200    Illinois Tool Works, Inc.                                  203,896
       17,000    Intel Corp.                                                397,630
        8,100    Johnson & Johnson                                          513,702
        1,900    Kohl's Corp. *                                              93,423
        3,700    Linear Technology Corp.                                    143,412
        4,000    Lowe's Cos., Inc.                                          230,360
        5,200    Medtronic, Inc.                                            258,284
        1,100    Mercury Interactive Corp. *                                 50,105
       18,900    Microsoft Corp.                                            504,818
        2,200    Network Appliance, Inc. *                                   73,084
        1,750    Nike, Inc., Class B                                        158,708
       16,700    Oracle Corp. *                                             229,124
        3,900    Paychex, Inc.                                              132,912
        7,400    PepsiCo, Inc.                                              386,280
        8,000    Pfizer, Inc.                                               215,120
        5,100    Procter & Gamble Co.                                       280,908
        3,000    Schlumberger Ltd.                                          200,850
        3,900    Staples, Inc.                                              131,469
        3,000    Starbucks Corp. *                                          187,080
        5,700    Stryker Corp.                                              275,025
        3,800    Symantec Corp. *                                            97,888
        6,700    SYSCO Corp.                                                255,739
        1,300    T. Rowe Price Group, Inc.                                   80,860
        4,900    Target Corp.                                               254,457
        7,400    Texas Instruments, Inc.                                    182,188
        3,200    Tyco International, Ltd.                             $     114,368
        3,500    United Parcel Service, Inc., Class B                       299,110
        2,500    United Technologies Corp.                                  258,375
        2,400    UnitedHealth Group, Inc.                                   211,272
        8,700    Wal-Mart Stores, Inc.                                      459,534
        5,400    Walgreen Co.                                               207,198
        5,100    Walt Disney Co.                                            141,780
        3,500    Williams-Sonoma, Inc. *                                    122,640
        3,800    Wyeth                                                      161,842
        3,400    Yahoo!, Inc. *                                             128,112
                                                                      -------------
                 Total Common Stocks                                     13,771,679
                                                                      -------------
INVESTMENT COMPANIES -- 4.1%
      569,630    AIM Liquid Assets Money Market Fund                        569,630
       16,853    AIM Prime Money Market Fund                                 16,853
                                                                      -------------
                 Total Investment Companies                                 586,483
                                                                      -------------
                 TOTAL (COST $12,794,094) -- 100.6%                   $  14,358,162
                                                                      =============

----------
Percentages indicated are based on net assets of $14,275,141.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

*    Represents non-income producing security.
+    Amount is less than 0.1%.
ADR -- American Depositary Receipt
BNY -- Bank of New York

                                     COST OF INVESTMENTS                                           NET UNREALIZED
                                         FOR FEDERAL       GROSS UNREALIZED   GROSS UNREALIZED      APPRECIATION/
                                        TAX PURPOSES         APPRECIATION       DEPRECIATION        DEPRECIATION
                                     -------------------   ----------------   ----------------    ----------------
Value Fund                           $        50,484,126   $     11,101,858   $       (407,760)   $    10,694,098
Select Equity Fund                            57,185,209         12,693,478         (1,162,172)        11,531,306
Capital Growth Fund                           12,834,705          1,926,766           (403,309)         1,523,457

The investment concentrations for the AmSouth Variable Insurance Funds as a percentage of net assets, by industry, as of December 31, 2004, were as follows:

                                         VALUE          SELECT EQUITY     CAPITAL GROWTH
                                          FUND               FUND              FUND
                                      --------------    --------------    --------------
Consumer Discretionary                           8.4%             36.7%             14.8%
Consumer Staples                                 2.7%             26.6%             12.4%
Energy                                           7.6%               --               1.4%
Financials                                      35.2%               --               8.5%
Health Care                                      4.6%              2.3%             18.4%
Industrials                                     12.8%             28.5%             16.5%
Information Technology                           7.7%               --              24.5%
Investment Companies                             2.8%              1.3%              4.1%
Materials                                        7.2%              4.6%               --
Telecommunications                               8.1%               --                --
Utilities                                        2.9%               --                --

AMSOUTH VARIABLE INSURANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                   VALUE        SELECT EQUITY    CAPITAL GROWTH
                                                                    FUND             FUND             FUND
                                                               --------------   --------------   --------------
ASSETS:
   Investments, at cost                                        $   50,482,355   $   57,080,213   $   12,794,094
     Net unrealized appreciation/(depreciation)                    10,695,869       11,636,302        1,564,068
                                                               --------------   --------------   --------------
     Investments, at value                                         61,178,224       68,716,515       14,358,162
   Interest and dividends receivable                                   53,232          131,218           11,560
   Receivable from investments sold                                        --          819,688               --
   Prepaid expenses and other assets                                       --            1,320              328
                                                               --------------   --------------   --------------
     Total Assets                                                  61,231,456       69,668,741       14,370,050
                                                               --------------   --------------   --------------
LIABILITIES:
   Payable for investments purchased                                       --          928,496           78,944
   Accrued expenses and other payables:
     Investment advisory fees                                             101              187               18
     Administration fees                                                1,339              749               --
     Shareholder servicing fees                                        12,876           14,336            2,976
     Custodian fees                                                       309              344               71
     Other                                                             11,565           12,823           12,900
                                                               --------------   --------------   --------------
        Total Liabilities                                              26,190          956,935           94,909
                                                               --------------   --------------   --------------
NET ASSETS:
   Capital                                                         64,749,274       56,499,678       13,332,683
   Accumulated net investment income/(loss)                            52,879          103,900              438
   Accumulated net realized gains/(losses) from investments
    transactions                                                  (14,292,756)         471,926         (622,048)
   Unrealized appreciation/depreciation from investments           10,695,869       11,636,302        1,564,068
                                                               --------------   --------------   --------------
     Net Assets                                                $   61,205,266   $   68,711,806   $   14,275,141
                                                               ==============   ==============   ==============
   Outstanding units of beneficial interest (shares)                4,441,667        5,562,529        1,634,996
                                                               ==============   ==============   ==============
   Net Asset Value: offering and redemption price per share    $        13.78   $        12.35   $         8.73
                                                               ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004

                                                                   VALUE        SELECT EQUITY    CAPITAL GROWTH
                                                                    FUND             FUND             FUND
                                                               --------------   --------------   --------------
INVESTMENT INCOME:
   Dividend income                                             $    1,183,897   $    1,117,563   $      182,906
   Interest income                                                         --               --              124
                                                               --------------   --------------   --------------
     Total income                                                   1,183,897        1,117,563          183,030
                                                               --------------   --------------   --------------
EXPENSES:
   Investment advisory fees                                           345,004          487,087           89,585
   Administration fees                                                115,002          121,772           25,596
   Shareholder servicing fees                                         143,752          152,215           31,994
   Accounting fees                                                     25,445           28,800           10,085
   Custodian fees                                                       3,449            3,652              768
   Audit fees                                                          13,271           13,960           15,240
   Legal fees                                                          25,108           28,088            6,132
   Transfer agent fees                                                 10,000           10,000           10,000
   Other                                                               23,127           23,781            5,729
                                                               --------------   --------------   --------------
     Total expenses before fee reductions/reimbursements              704,158          869,355          195,129
     Expenses reduced/reimbursed by Investment Advisor                     --          (48,709)         (51,191)
     Expenses reduced by Administrator                                     --          (60,885)         (25,596)
     Expenses reduced by Transfer Agent                                (1,376)            (868)          (8,081)
                                                               --------------   --------------   --------------
   Net expenses                                                       702,782          758,893          110,261
                                                               --------------   --------------   --------------
Net Investment Income/(Loss)                                          481,115          358,670           72,769
                                                               --------------   --------------   --------------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions         7,864,496          597,182          (20,152)
   Change in unrealized appreciation/depreciation from
    investments                                                      (166,093)       4,787,214          553,927
                                                               --------------   --------------   --------------
      Net realized/unrealized gains/(losses) from investments       7,698,403        5,384,396          533,775
                                                               --------------   --------------   --------------
      Change in net assets resulting from operations           $    8,179,518   $    5,743,066   $      606,544
                                                               ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                   VALUE FUND                  SELECT EQUITY FUND          CAPITAL GROWTH FUND
                                           ---------------------------   ---------------------------   ---------------------------
                                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2004           2003           2004           2003           2004           2003
                                           ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
   Net investment income/(loss)            $    481,115   $    555,008   $    358,670   $    225,995   $     72,769   $     (4,464)
   Net realized gains/(losses) from
    investment transactions                   7,864,496     (2,630,277)       597,182         (1,373)       (20,152)        25,272
   Change in unrealized appreciation/
    depreciation from investments              (166,093)    12,051,072      4,787,214      9,051,567        553,927      1,483,235
                                           ------------   ------------   ------------   ------------   ------------   ------------
   Change in net assets resulting from
    operations                                8,179,518      9,975,803      5,743,066      9,276,189        606,544      1,504,043
                                           ------------   ------------   ------------   ------------   ------------   ------------
DIVIDENDS TO SHAREHOLDERS:
   From net investment income                  (428,236)      (558,867)      (256,786)      (225,161)       (72,331)            --
   From net realized gains from
    investment transactions                          --             --             --       (990,732)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
   Change in net assets from dividends
    to shareholders                            (428,236)      (558,867)      (256,786)    (1,215,893)       (72,331)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                3,542,109      3,662,972     15,276,327     14,864,612      4,691,275      6,190,843
   Dividends reinvested                         428,236        558,867        256,786      1,215,891         72,331             --
   Cost of shares redeemed                   (7,014,367)    (5,530,410)    (3,838,639)    (2,120,542)    (1,799,859)      (312,098)
                                           ------------   ------------   ------------   ------------   ------------   ------------
   Change in net assets from capital
    share transactions                       (3,044,022)    (1,308,571)    11,694,474     13,959,961      2,963,747      5,878,745
                                           ------------   ------------   ------------   ------------   ------------   ------------
   Change in net assets                       4,707,260      8,108,365     17,180,754     22,020,257      3,497,960      7,382,788

NET ASSETS:
   Beginning of period                       56,498,006     48,389,641     51,531,052     29,510,795     10,777,181      3,394,393
                                           ------------   ------------   ------------   ------------   ------------   ------------
   End of period                           $ 61,205,266   $ 56,498,006   $ 68,711,806   $ 51,531,052   $ 14,275,141   $ 10,777,181
                                           ============   ============   ============   ============   ============   ============
SHARE TRANSACTIONS:
   Issued                                       282,953        335,476      1,314,236      1,471,513        560,889        816,937
   Reinvested                                    34,387         53,313         21,843        118,892          8,415             --
   Redeemed                                    (563,246)      (538,460)      (331,127)      (229,572)      (217,122)       (42,661)
                                           ------------   ------------   ------------   ------------   ------------   ------------
   Change in shares                            (245,906)      (149,671)     1,004,952      1,360,833        352,182        774,276
                                           ============   ============   ============   ============   ============   ============
   Accumulated Net Investment
    Income                                 $     52,879   $         --   $    103,900   $      2,016   $        438   $         --
                                           ============   ============   ============   ============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1.   ORGANIZATION:

     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Value Fund ("Value Fund"), the AmSouth Select Equity Fund ("Select Equity Fund") and the AmSouth Capital Growth Fund ("Capital Growth Fund"), (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq official closing price ("NOCP"), if applicable. Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by of the Board of Trustees.

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered to be either temporary or permanent in nature.

     To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. During the fiscal year end December 31, 2004, there were no permanent differences.

     FEDERAL INCOME TAXES--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of portfolio securities (excluding short-term securities and U.S. Government securities) for the period ended December 31, 2004, were as follows:

                                     PURCHASES         SALES
                                   -------------   -------------
     Value Fund                    $  26,830,288   $  31,283,398
     Select Equity Fund               13,900,567       2,352,646
     Capital Growth Fund               6,520,919       3,684,638

4.   RELATED PARTY TRANSACTIONS:

     AmSouth Asset Management, Inc. ("AAMI"), a wholly-owned subsidiary of AmSouth Bank, serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AAMI is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

                                                     ADVISORY
     FUNDS                                             FEES
     -----                                           --------
     Value Fund                                          0.60%
     Select Equity Fund                                  0.80%
     Capital Growth Fund                                 0.70%

     AAMI has voluntarily agreed to reduce and/or reimburse its fees for Value Fund, Select Equity Fund and Capital Growth Fund to the extent necessary to maintain the expense ratio at 1.25% for each of the funds.

     AmSouth Bank serves as custodian for the Funds. Pursuant to the Custodian Agreement with the Trust, AmSouth Bank receives compensation from the Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS Ohio also provides an employee to serve the Funds as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement from the Funds of out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with AmSouth Investment Services, Inc. ("AIS") for the provision of such services and reimburses AIS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

5.   FEDERAL INCOME TAX INFORMATION:

     At December 31, 2004, the following Funds have capital loss carryforwards, which are available to offset future capital gains.

                                       AMOUNT        EXPIRES
                                    ------------     -------
     Value Fund                     $  6,008,064       2009
                                       5,616,416       2010
                                       2,666,505       2011
     Capital Growth Fund                  96,146       2009
                                         428,988       2010
                                          14,739       2011
                                          10,529       2012

     During the year the Funds utilized the following capital loss carryforward:

     Value Fund                                   $  6,956,007
     Select Equity Fund                                 20,260

     Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2004, the Funds deferred to January 1, 2005 post-October capital losses as follows:

     Capital Growth Fund                          $     31,034

     The tax character of distributions paid during fiscal year ended December 31, 2004 was as follows:

                                             DISTRIBUTIONS PAID FROM:
                                           ---------------------------
                                                NET           NET           TOTAL           TAX        TAX RETURN       TOTAL
                                            INVESTMENT     LONG TERM       TAXABLE         EXEMPT          OF       DISTRIBUTIONS
                                              INCOME     CAPITAL GAINS  DISTRIBUTIONS  DISTRIBUTIONS    CAPITAL          PAID
                                           ------------  -------------  -------------  -------------  ------------  -------------
     Value Fund                            $    428,236  $          --  $     428,236  $          --  $         --  $     428,236
     Select Equity Fund                         256,786             --        256,786             --            --        256,786
     Capital Growth Fund                         72,331             --         72,331             --            --         72,331

     The tax character of distributions paid during fiscal year ended December 31, 2003 was as follows:

                                             DISTRIBUTIONS PAID FROM:
                                           ---------------------------
                                                NET           NET           TOTAL           TAX        TAX RETURN       TOTAL
                                            INVESTMENT     LONG TERM       TAXABLE         EXEMPT          OF       DISTRIBUTIONS
                                              INCOME     CAPITAL GAINS  DISTRIBUTIONS  DISTRIBUTIONS    CAPITAL          PAID
                                           ------------  -------------  -------------  -------------  ------------  -------------
     Value Fund                            $    558,867  $          --  $     558,867  $          --  $         --  $     558,867
     Select Equity Fund                         612,293        603,600      1,215,893             --            --      1,215,893
     Capital Growth Fund                             --             --             --             --            --             --

     As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.):

                                             UNDISTRIBUTED
                           UNDISTRIBUTED       LONG-TERM
                              ORDINARY          CAPITAL        ACCUMULATED
                               INCOME            GAINS          EARNINGS
                           --------------   --------------   --------------
     Value Fund            $       52,879   $           --   $       52,879
     Select Equity Fund           103,900          576,922          680,822
     Capital Growth Fund              438               --              438

                                              ACCUMULATED                          TOTAL
                                                CAPITAL        UNREALIZED       ACCUMULATED
                           DISTRIBUTIONS       AND OTHER      APPRECIATION/      EARNINGS/
                              PAYABLE           LOSSES       DEPRECIATION       (DEFICIT)
                           --------------   --------------   --------------   --------------
     Value Fund            $           --   $  (14,290,985)  $   10,694,098   $   (3,544,008)
     Select Equity Fund                --               --       11,531,306       12,212,128
     Capital Growth Fund               --         (581,436)       1,523,457          942,459

AMSOUTH VARIABLE INSURANCE FUNDS

Financial Highlights

     Selected data for a share outstanding throughout the period indicated.

                                                            INVESTMENT ACTIVITIES
                                                      ----------------------------------
                                                                               NET
                                                                            REALIZED
                                                                               AND
                                                                           UNREALIZED
                                       NET ASSET           NET               GAINS/
                                         VALUE,        INVESTMENT           (LOSSES)         TOTAL FROM
                                       BEGINNING         INCOME/              FROM           INVESTMENT
                                       OF PERIOD         (LOSS)            INVESTMENTS       ACTIVITIES
                                    --------------    -------------     ----------------     -----------
VALUE FUND
Year Ended December 31, 2004        $        12.05             0.11                 1.71           1.82
Year Ended December 31, 2003        $        10.00             0.12                 2.05           2.17
Year Ended December 31, 2002        $        11.63             0.07                (1.58)         (1.51)
Year Ended December 31, 2001        $        13.25             0.12                (1.57)         (1.45)
Year Ended December 31, 2000        $        13.89             0.21                (0.48)         (0.27)

SELECT EQUITY FUND
Year Ended December 31, 2004        $        11.31             0.07                 1.02           1.09
Year Ended December 31, 2003        $         9.23             0.06                 2.33           2.39
Year Ended December 31, 2002        $        10.15             0.06                (0.92)         (0.86)
Year Ended December 31, 2001        $         9.42             0.04                 0.73           0.77
Year Ended December 31, 2000        $         8.51             0.08                 0.92           1.00

CAPITAL GROWTH FUND
Year Ended December 31, 2004        $         8.40             0.04                 0.33           0.37
Year Ended December 31, 2003        $         6.67               --^                1.73           1.73
Year Ended December 31, 2002        $         9.00            (0.04)               (2.29)         (2.33)
Period Ended December 31, 2001(b)   $        10.00            (0.03)               (0.97)         (1.00)

                                                     LESS DIVIDENDS FROM
                                    ----------------------------------------------------
                                                            NET
                                                         REALIZED
                                          NET           GAINS FROM            TAX
                                      INVESTMENT        INVESTMENT         RETURN OF
                                        INCOME         TRANSACTIONS         CAPITAL
                                    --------------    -------------     ----------------
VALUE FUND
Year Ended December 31, 2004                 (0.09)              --                   --
Year Ended December 31, 2003                 (0.12)              --                   --
Year Ended December 31, 2002                 (0.12)              --                   --
Year Ended December 31, 2001                 (0.17)              --                   --
Year Ended December 31, 2000                 (0.21)           (0.16)                  --

SELECT EQUITY FUND
Year Ended December 31, 2004                 (0.05)              --                   --
Year Ended December 31, 2003                 (0.06)           (0.25)                  --
Year Ended December 31, 2002                 (0.06)              --                   --
Year Ended December 31, 2001                 (0.04)              --                   --
Year Ended December 31, 2000                 (0.07)           (0.01)               (0.01)

CAPITAL GROWTH FUND
Year Ended December 31, 2004                 (0.04)              --                   --
Year Ended December 31, 2003                    --               --                   --
Year Ended December 31, 2002                    --               --                   --
Period Ended December 31, 2001(b)               --               --                   --

                                                           NET
                                                          ASSET                              NET ASSETS,
                                        TOTAL             VALUE,                               END OF
                                         FROM             END OF             TOTAL             PERIOD
                                       DIVIDENDS          PERIOD             RETURN            (000'S)
                                    --------------    -------------     ----------------     -----------
VALUE FUND
Year Ended December 31, 2004                 (0.09)   $       13.78                15.21%    $    61,205
Year Ended December 31, 2003                 (0.12)   $       12.05                21.89%    $    56,498
Year Ended December 31, 2002                 (0.12)   $       10.00               (13.06)%   $    48,390
Year Ended December 31, 2001                 (0.17)   $       11.63               (10.97)%   $    77,450
Year Ended December 31, 2000                 (0.37)   $       13.25                (2.13)%   $    85,525

SELECT EQUITY FUND
Year Ended December 31, 2004                 (0.05)   $       12.35                 9.64%    $    68,712
Year Ended December 31, 2003                 (0.31)   $       11.31                26.24%    $    51,531
Year Ended December 31, 2002                 (0.06)   $        9.23                (8.43)%   $    29,511
Year Ended December 31, 2001                 (0.04)   $       10.15                 8.26%    $    19,297
Year Ended December 31, 2000                 (0.09)   $        9.42                11.96%    $     4,873

CAPITAL GROWTH FUND
Year Ended December 31, 2004                 (0.04)   $        8.73                 4.47%    $    14,275
Year Ended December 31, 2003                    --    $        8.40                25.94%    $    10,777
Year Ended December 31, 2002                    --    $        6.67               (25.89)%   $     3,394
Period Ended December 31, 2001(b)               --    $        9.00               (10.00)%*  $     2,098

                                             RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                    --------------------------------------------------------------------
                                                           NET          EXPENSES (BEFORE
                                          NET           INVESTMENT         REDUCTIONS/        PORTFOLIO
                                       EXPENSES           INCOME        REIMBURSEMENTS)+      TURNOVER
                                    --------------    -------------     ----------------     -----------
VALUE FUND
Year Ended December 31, 2004                  1.22%            0.84%                1.22%          47.81%
Year Ended December 31, 2003                  1.25%            1.13%                1.26%         122.92%
Year Ended December 31, 2002                  1.25%            0.73%                1.31%         166.42%
Year Ended December 31, 2001                  1.19%            1.01%                  --(a)       202.92%
Year Ended December 31, 2000                  1.18%            1.49%                1.19%         167.96%

SELECT EQUITY FUND
Year Ended December 31, 2004                  1.25%            0.59%                1.43%           3.92%
Year Ended December 31, 2003                  1.25%            0.61%                1.45%          15.83%
Year Ended December 31, 2002                  1.25%            0.71%                1.56%          32.36%
Year Ended December 31, 2001                  1.25%            0.52%                1.63%          16.43%
Year Ended December 31, 2000                  1.24%            0.94%                3.07%          43.80%

CAPITAL GROWTH FUND
Year Ended December 31, 2004                  0.86%            0.57%                1.52%          30.24%
Year Ended December 31, 2003                  0.87%           (0.07)%               1.61%          96.60%
Year Ended December 31, 2002                  1.25%           (0.65)%               2.21%          64.44%
Period Ended December 31, 2001(b)             1.24%**         (0.71)%**             4.50%**        32.13%

  + During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.
  ^   Less than one cent per share.
  *   Not Annualized.
 **   Annualized.
(a)   There were no fee reductions/reimbursements during the period.
(b) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
AmSouth Variable Insurance Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the AmSouth Variable Insurance Funds (comprised of AmSouth Value Fund, AmSouth Select Equity Fund and the AmSouth Capital Growth Fund) (the Funds) as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights presented herein for the AmSouth Value Fund and the AmSouth Select Equity Fund for each of the respective years or periods ended December 31, 2000 were audited by other auditors whose report dated February 20, 2001 expressed an unqualified opinion.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                      /s/ Ernst & Young LLP

Columbus, Ohio
February 7, 2005

AMSOUTH VARIABLE INSURANCE FUNDS

EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the AmSouth Variable Insurance Funds, you will incur two types of costs: (1) transaction costs, including insurance contract charges, and
(2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AmSouth Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES (UNAUDITED)

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING         ENDING         EXPENSE PAID       EXPENSE RATIO
                                            ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*      DURING PERIOD
                                                7/1/04          12/31/04    7/1/04 - 12/31/04   7/1/04 - 12/31/04
                                            -------------    -------------  -----------------   -----------------
      Value Fund                            $    1,000.00    $    1,116.90  $            6.49                1.22%
      Select Equity Fund                         1,000.00         1,049.10               6.49                1.26%
      Capital Growth Fund                        1,000.00         1,034.20               4.55                0.89%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (UNAUDITED)

The table below provides information about hypothetical account values and hypothetical expenses based on each AmSouth Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING          ENDING       EXPENSE PAID        EXPENSE RATIO
                                            ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*      DURING PERIOD
                                               7/1/04           12/31/04    7/1/04 - 12/31/04   7/1/04 - 12/31/04
                                            -------------    -------------  -----------------   -----------------
      Value Fund                            $    1,000.00    $    1,019.00  $            6.19                1.22%
      Select Equity Fund                         1,000.00         1,018.80               6.39                1.26%
      Capital Growth Fund                        1,000.00         1,020.66               4.52                0.89%

----------
      * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

TAX INFORMATION (UNAUDITED)

The Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended December 31, 2004.

                                                               PERCENTAGE
                                                               ----------
      Value Fund                                                      100%
      Select Equity Fund                                              100%
      Capital Growth Fund                                             100%

AMSOUTH VARIABLE INSURANCE FUNDS

The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the Fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                            POSITION(S)     TERM OF OFFICE                                    FUND COMPLEX
    NAME, ADDRESS, AND       HELD WITH       AND LENGTH OF        PRINCIPAL OCCUPATION(S)       OVERSEEN BY    OTHER TRUSTEESHIPS
      DATE OF BIRTH            FUND           TIME SERVED           DURING PAST 5 YEARS           TRUSTEE       HELD BY TRUSTEE*
--------------------------  -----------  --------------------  -----------------------------  -------------  -----------------------
NON-INTERESTED TRUSTEES

James H. Woodward             Trustee    Indefinite            Chancellor, University               24       J.A. Jones, Inc.
University of North                      4/97 to present       of North Carolina at
Carolina at Charlotte                                          Charlotte--7/89 to present                    AmSouth Mutual Funds
9201 University City Blvd.                                                                                   (23 portfolios)
Charlotte, NC 28223
Date of Birth: 11/24/39

Michael Van Buskirk           Trustee    Indefinite            Chief Executive Officer,             24       Coventry Group
3435 Stelzer Road                        4/97 to present       Ohio Bankers Assoc.
Columbus, OH 43219                                             (industry trade
Date of Birth: 2/22/47                                         association)--5/91 to present

Maurice Stark                 Trustee    Indefinite            Consultant (part-time)               24       Coventry Group
7662 Cloister Drive                      3/04 to present       Battelle Memorial
Columbus, OH 43219                                             Institute--1/95 to present
Date of Birth: 9/23/35

INTERESTED TRUSTEE

Walter B. Grimm(1)            Trustee    Indefinite            Employee of BISYS Fund               25       American Performance
3435 Stelzer Road                        4/97 to present       Services--6/92 to present
Columbus, OH 43219                                                                                           Coventry Group
Date of Birth: 6/30/45
                                                                                                             Legacy Funds Group

                                                                                                             Performance Funds Trust

                                                                                                             United American
                                                                                                             Cash Reserves

----------
*    Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

Executive Officers (Unaudited)

                                                            TERM OF OFFICE
   NAME, ADDRESS, AND                                        AND LENGTH OF       PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH          POSITION(S) HELD WITH FUND         TIME SERVED          DURING PAST 5 YEARS
------------------------   --------------------------   ---------------------   --------------------------
Walter B. Grimm            President and Chairman       Indefinite              Employee of BISYS Fund
3435 Stelzer Road          of the Board                 4/97 to present         Services (6/92 to present)
Columbus, OH 43219
Date of Birth: 6/30/45

Charles L. Booth           Vice President and           Indefinite              Employee of BISYS Fund
3435 Stelzer Road          Assistant Secretary          4/99 to present         Services (4/91 to present)
Columbus, OH 43219
Date of Birth: 4/4/60

Alaina Metz                Secretary                    Indefinite              Employee of BISYS Fund
3435 Stelzer Road                                       4/97 to present         Services (6/95 to present)
Columbus, OH 43219
Date of Birth: 4/4/67

Steven D. Pierce(1)        Treasurer                    Indefinite              Employee of BISYS Fund
3435 Stelzer Road                                       2/05 to present         Services (4/99 to present)
Columbus, OH 43219
Date of Birth: 10/14/72

Rodney Ruehle              Anti-Money Laundering        Indefinite              Employee of BISYS Fund
3435 Stelzer Road          Officer and Chief            8/04 to present         Services (8/95 to present)
Columbus, OH 43219         Compliance Officer
Date of Birth: 4/26/68

Chris Sabato               Assistant Treasurer          Indefinite              Employee of BISYS Fund
3435 Stelzer Road                                       5/03 to present         Services (2/93 to present)
Columbus, OH 43219
Date of Birth: 12/15/68

----------
(1)  Mr. Pierce was elected as Treasurer on February 23, 2005.

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-451-8382.

PROXY VOTING:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-862-6668; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS:

Schedules of Portfolio Investments for periods ending March 31 (available beginning May 30, 2005) and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

AMSOUTH
     ENHANCED MARKET FUND

PORTFOLIO MANAGERS

          NEIL WRIGHT,
          JANNA SAMPSON,
          PETER JANKOVSKIS
          OAKBROOK INVESTMENTS, LLC (SUB-ADVISOR)

Q. How did the Fund perform?

For the 12 months ended December 31, 2004, the AmSouth Enhanced Market Fund (Variable Annuity) provided a total return of 10.27%. The total return for the Fund's benchmark, the S&P 500 Index,(1) was 10.88%.

Q. What factors contributed to the Fund's performance?

In general, the market for large-capitalization stocks was weak during the first three quarters of 2004; most of the year's gains came in the fourth quarter. Early in the year the triple threats of rising interest rates, rising oil prices and terrorism plagued the market. But some of those concerns subsided in the fourth quarter. Oil prices hit their highs for the year in October and then began to moderate. The peaceful conclusion to the U.S. presidential election alleviated some terrorism fears. The market seemed to overlook the slowly rising interest rate environment, preferring to react positively to the election outcome and the moderation in oil prices. Stocks increased nearly 9% in the fourth quarter.

Q. How did you position the Fund throughout the year?

We used our quantitative research model to help us over- and under-weight stocks relative to the index. The model's stock selections added value during the year and enhanced the Fund's performance. In particular, our selections in the consumer discretionary sector were strong. In addition, an overweight in the energy sector led to good relative performance during the second and third quarters.

A key component of our model is its ability to estimate the range of expectations surrounding the index's stocks. When the range of expectations around a particular stock is wide, the stock tends to underperform; when the range of expectations is narrow, the stock tends to outperform. Our goal is to overweight the stocks with narrow ranges of expectations. In an effort to improve our model's effectiveness, we added a momentum variable to the process mid-year. Although this change helped the Fund's performance, the Fund's trading costs, fees and modest cash position more than offset the positive influence.

Q. What were the Fund's largest holdings?

As of December 31, 2004, the Fund's five largest holdings were General Electric Co. (4.4% of the portfolio's net assets), Exxon Mobil Corp. (3.9%), Citigroup, Inc. (3.2%), Microsoft Corp. (2.6%), and Pfizer, Inc. (2.1%).(2)

Q. What is your outlook for the stock market?

We believe the prospects for corporate profit growth and economic growth in 2005 remain favorable. In addition, valuations among large-cap stocks appear attractive. Although we believe stock prices may rise during the year, we think volatility may remain high, driven primarily by oil price changes, interest rate hikes and threats of terrorism.

[CHART]

                              Performance Overview

12/29/2000 - 12/31/2004
VALUE OF A $10,000 INVESTMENT.

                   AMSOUTH ENHANCED           S&P 500 STOCK
                      MARKET FUND                 INDEX
12/29/2000         $         10,000          $         10,000
12/31/2000         $         10,000          $         10,000
 1/31/2001         $         10,300          $         10,355
 2/28/2001         $          9,353          $          9,411
 3/31/2001         $          8,773          $          8,814
 4/30/2001         $          9,473          $          9,499
 5/31/2001         $          9,496          $          9,563
 6/30/2001         $          9,276          $          9,330
 7/31/2001         $          9,185          $          9,238
 8/31/2001         $          8,589          $          8,660
 9/30/2001         $          7,848          $          7,961
10/31/2001         $          8,018          $          8,113
11/30/2001         $          8,681          $          8,735
12/31/2001         $          8,712          $          8,811
 1/31/2002         $          8,642          $          8,683
 2/28/2002         $          8,463          $          8,515
 3/31/2002         $          8,730          $          8,836
 4/30/2002         $          8,149          $          8,300
 5/31/2002         $          8,062          $          8,239
 6/30/2002         $          7,472          $          7,652
 7/31/2002         $          6,886          $          7,056
 8/31/2002         $          6,890          $          7,102
 9/30/2002         $          6,070          $          6,330
10/31/2002         $          6,626          $          6,887
11/30/2002         $          7,030          $          7,292
12/31/2002         $          6,601          $          6,864
 1/31/2003         $          6,403          $          6,684
 2/28/2003         $          6,307          $          6,584
 3/31/2003         $          6,342          $          6,648
 4/30/2003         $          6,876          $          7,195
 5/31/2003         $          7,245          $          7,575
 6/30/2003         $          7,330          $          7,671
 7/31/2003         $          7,463          $          7,806
 8/31/2003         $          7,601          $          7,959
 9/30/2003         $          7,513          $          7,874
10/31/2003         $          7,938          $          8,320
11/30/2003         $          8,022          $          8,393
12/31/2003         $          8,465          $          8,833
 1/31/2004         $          8,628          $          8,995
 2/29/2004         $          8,748          $          9,120
 3/31/2004         $          8,601          $          8,983
 4/30/2004         $          8,439          $          8,842
 5/31/2004         $          8,571          $          8,963
 6/30/2004         $          8,744          $          9,137
 7/31/2004         $          8,465          $          8,835
 8/31/2004         $          8,483          $          8,870
 9/30/2004         $          8,606          $          8,967
10/31/2004         $          8,723          $          9,104
11/30/2004         $          9,058          $          9,472
12/31/2004         $          9,335          $          9,692

Returns

                                AVERAGE ANNUAL RETURNS
                                AS OF DECEMBER 31, 2004
                                 1 YEAR     12/29/00*
Enhanced Market                   10.27%       -1.70%
S&P 500 Stock Index               10.88%       -0.78%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH ENHANCED MARKET FUND VERSUS A SIMILAR INVESTMENT IN THE S&P 500 STOCK INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE A SEPARATE ACCOUNT AND THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

*    THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH ENHANCED MARKET FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH
     INTERNATIONAL EQUITY FUND

PORTFOLIO MANAGERS

          KAREN UMLAND, CFA
          DIMENSIONAL FUND ADVISORS INC. (SUB-ADVISOR)

          DIMENSIONAL FUND ADVISORS INC. ("DIMENSIONAL")
          ASSUMED MANAGEMENT OF THE FUND ON JUNE 28, 2002.

Q. How did the Fund perform?

For the 12 months ended December 31, 2004, the AmSouth International Fund (Variable Annuity) provided a total return of 26.47%. The total return for the Fund's benchmark, the MSCI EAFE Index,(1) was 20.25%.

Q. What factors contributed to the Fund's good performance?

Developed international markets generated strong performance during 2004. In particular, value companies fared well, and the Fund benefited from our strict portfolio construction and stock selection methodology. We maintained a broadly diversified portfolio, offering investors exposure to more than 150 stocks with what we believe to be value characteristics.

In addition, investors favored smaller-sized companies in 2004. While our benchmark targets large company stocks, we focus on value-oriented stocks within our universe. In general, this strategy results in a smaller average-size company for the Fund. This factor enhanced the Fund's relative performance for the year, as the benchmark's holdings tend to be larger than the Fund's holdings.

The Fund's performance also benefited from its foreign currency exposure. Throughout the year the U.S. dollar declined in value relative to most major international currencies, and a weaker dollar translated to higher returns for U.S.-based investors. Our currency exposure in 2004 was not a short-term tactic designed to boost performance. Instead, it reflected our long-term strategy of seeking to enhance the Fund's diversification by maintaining exposure to various international currencies.

Q. What were the Fund's largest holdings?

As of December 31, 2004, the portfolio's five largest holdings included Mizuho Financial Group (3.2% of the portfolio's net assets), Matsushita Electric Industries (2.7%), UFJ Holdings, Inc. (2.0%), Hitachi Ltd. (1.5%) and Fujitsu Ltd. (0.9%). Our largest country weightings were in the United Kingdom (22.4%), Japan (22.3%), France (10.2%), Germany (7.3%) and Australia (6.3%).

Q. How have you positioned the Fund for the months ahead?

All our investment decisions remain long-term in nature. We do not base our purchases or sales on expectations for future economic, market or currency activity. Rather, we use proprietary quantitative and qualitative analysis to screen the entire universe of foreign-based, large-capitalization value companies, seeking those that match our strict value criteria. The result is a portfolio broadly diversified by regions, countries and individual holdings.

[CHART]

                              Performance Overview

12/29/2000 - 12/31/2004
VALUE OF A $10,000 INVESTMENT.

                   AMSOUTH INTERNATIONAL
                        EQUITY FUND           MSCI EAFE INDEX
12/29/2000         $              10,000      $         10,000
12/31/2000         $              10,000      $         10,000
 1/31/2001         $               9,920      $          9,995
 2/28/2001         $               9,370      $          9,247
 3/31/2001         $               8,650      $          8,634
 4/30/2001         $               9,110      $          9,240
 5/31/2001         $               8,920      $          8,921
 6/30/2001         $               8,650      $          8,560
 7/31/2001         $               8,310      $          8,405
 8/31/2001         $               8,160      $          8,194
 9/30/2001         $               7,210      $          7,365
10/31/2001         $               7,310      $          7,554
11/30/2001         $               7,540      $          7,833
12/31/2001         $               7,590      $          7,879
 1/31/2002         $               7,240      $          7,461
 2/28/2002         $               7,370      $          7,514
 3/31/2002         $               7,830      $          7,961
 4/30/2002         $               7,860      $          7,982
 5/31/2002         $               7,960      $          8,090
 6/30/2002         $               7,640      $          7,771
 7/31/2002         $               6,880      $          7,004
 8/31/2002         $               6,870      $          6,990
 9/30/2002         $               5,960      $          6,241
10/31/2002         $               6,280      $          6,577
11/30/2002         $               6,760      $          6,876
12/31/2002         $               6,345      $          6,646
 1/31/2003         $               6,315      $          6,369
 2/28/2003         $               6,124      $          6,223
 3/31/2003         $               5,953      $          6,106
 4/30/2003         $               6,586      $          6,711
 5/31/2003         $               7,058      $          7,124
 6/30/2003         $               7,279      $          7,300
 7/31/2003         $               7,620      $          7,478
 8/31/2003         $               7,901      $          7,660
 9/30/2003         $               8,222      $          7,898
10/31/2003         $               8,895      $          8,390
11/30/2003         $               9,066      $          8,578
12/31/2003         $               9,757      $          9,249
 1/31/2004         $              10,000      $          9,380
 2/29/2004         $              10,212      $          9,598
 3/31/2004         $              10,373      $          9,656
 4/30/2004         $              10,272      $          9,446
 5/31/2004         $              10,181      $          9,475
 6/30/2004         $              10,494      $          9,698
 7/31/2004         $              10,070      $          9,385
 8/31/2004         $              10,171      $          9,429
 9/30/2004         $              10,393      $          9,676
10/31/2004         $              10,867      $         10,007
11/30/2004         $              11,705      $         10,693
12/31/2004         $              12,341      $         11,163

Returns

                                AVERAGE ANNUAL RETURNS
                                AS OF DECEMBER 31, 2004
                                 1 YEAR   12/29/00*
International Equity              26.47%      5.39%
MSCI EAFE Index                    20.7%      2.78%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH INTERNATIONAL EQUITY FUND VERSUS A SIMILAR INVESTMENT IN THE MSCI EAFE INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE A SEPARATE ACCOUNT AND THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

*    THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH INTERNATIONAL EQUITY FUND IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX, AN UNMANAGED INDEX THAT IS COMPRISED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 20 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

AMSOUTH
     LARGE CAP FUND

PORTFOLIO MANAGER

          RON LINDQUIST
          SR. VICE PRESIDENT -- PORTFOLIO MANAGER
          AMSOUTH ASSET MANAGEMENT, INC.

Q. How did the Fund perform?

For the 12-month period ended December 31, 2004, the AmSouth Large Cap Fund (Variable Annuity) provided a total return of 5.74%. The total return for the Fund's broad-market benchmark, the S&P 500 Index,(1) was 10.88%.

Q. How did market events influence the Fund's performance?

Large-capitalization growth stocks continued to underperform during 2004, as investors favored smaller and generally riskier holdings. Our Fund's philosophically driven emphasis on larger-capitalization growth stocks contributed significantly to its underperformance relative to the S&P 500. On average, the stocks the Fund owns are considerably larger, in terms of individual company market capitalization, than the stocks comprising the broad-market index. For example, the Fund's median market capitalization is about $39 billion, while the median (company) market capitalization for the S&P 500 is approximately $11 billion, a $28 billion difference.

Because the Fund's primary objective is to achieve long-term growth of capital, it typically has a significant exposure to two of the economy's highest earnings and revenue growth sectors -- information technology and health care. Together, these two broad economic sectors comprised more than 50%, by dollar weight, of the Fund. Unfortunately for traditional growth-style investors such as us, 2004 was not particularly kind to large-cap stocks in these areas. As reported earlier, in the first half of the year, poor performance in the semiconductor industry dragged down overall results in the information technology sector. Tech stocks, as a group, bounced back in the second half of the year, but investors generally seemed to favor riskier tech companies with little or no consistent earnings. Large pharmaceutical companies suffered from political concerns, regulatory challenges and a slowdown in the development of new drugs throughout the entire year. Moreover, a few high-profile, well-known drugs faced a seemingly endless barrage of negative press - and in some cases, actual withdrawal from the market - due to the potential dangers associated with their use. Taken together, these unsettling factors served to dampen performance in the health care sector.

Q. What were your key strategies for the six-month period?

We maintained our long-term strategy of investing in reasonably priced, high quality growth stocks of large-sized companies with demonstrable histories of above-average success in earnings-per-share growth and in relative consistency of that earnings growth. We continued to focus on the six economic sectors that we believe are the key long-term "drivers" of the economy: technology (32% of the portfolio), health care (25%), consumer discretionary (16%), industrials (12%), consumer staples (11%) and financials (4%).

[CHART]

                              Performance Overview

12/29/2000 - 12/31/2004
VALUE OF A $10,000 INVESTMENT.

                   AMSOUTH LARGE       S&P 500 STOCK
                     CAP FUND             INDEX
12/29/2000         $      10,000       $      10,000
12/31/2000         $      10,000       $      10,000
 1/31/2001         $      10,392       $      10,355
 2/28/2001         $       9,613       $       9,411
 3/31/2001         $       8,963       $       8,814
 4/30/2001         $       9,503       $       9,499
 5/31/2001         $       9,623       $       9,563
 6/30/2001         $       9,243       $       9,330
 7/31/2001         $       9,283       $       9,238
 8/31/2001         $       8,873       $       8,660
 9/30/2001         $       8,102       $       7,961
10/31/2001         $       8,372       $       8,113
11/30/2001         $       9,113       $       8,735
12/31/2001         $       9,123       $       8,811
 1/31/2002         $       9,103       $       8,683
 2/28/2002         $       8,893       $       8,515
 3/31/2002         $       9,188       $       8,836
 4/30/2002         $       8,537       $       8,300
 5/31/2002         $       8,428       $       8,239
 6/30/2002         $       7,730       $       7,652
 7/31/2002         $       7,220       $       7,056
 8/31/2002         $       7,201       $       7,102
 9/30/2002         $       6,352       $       6,330
10/31/2002         $       7,074       $       6,887
11/30/2002         $       7,524       $       7,292
12/31/2002         $       6,984       $       6,864
 1/31/2003         $       6,784       $       6,684
 2/28/2003         $       6,645       $       6,584
 3/31/2003         $       6,708       $       6,648
 4/30/2003         $       7,250       $       7,195
 5/31/2003         $       7,692       $       7,575
 6/30/2003         $       7,784       $       7,671
 7/31/2003         $       7,955       $       7,806
 8/31/2003         $       8,165       $       7,959
 9/30/2003         $       7,987       $       7,874
10/31/2003         $       8,449       $       8,320
11/30/2003         $       8,503       $       8,393
12/31/2003         $       8,787       $       8,833
 1/31/2004         $       9,008       $       8,995
 2/29/2004         $       9,059       $       9,120
 3/31/2004         $       8,848       $       8,983
 4/30/2004         $       8,727       $       8,842
 5/31/2004         $       8,848       $       8,963
 6/30/2004         $       8,918       $       9,137
 7/31/2004         $       8,505       $       8,835
 8/31/2004         $       8,415       $       8,870
 9/30/2004         $       8,475       $       8,967
10/31/2004         $       8,616       $       9,104
11/30/2004         $       8,898       $       9,472
12/31/2004         $       9,291       $       9,794

Returns

                                AVERAGE ANNUAL RETURNS
                                AS OF DECEMBER 31, 2004
                                  1 YEAR   12/29/00*
Large Cap                          5.74%      -1.82%
S&P 500 Stock Index               10.88%      -0.52%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH LARGE CAP FUND VERSUS A SIMILAR INVESTMENT IN THE S&P 500 STOCK INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE A SEPARATE ACCOUNT AND THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

*    THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH LARGE CAP FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

Consistent with our long-term and, consequently, low-turnover investment approach, during the last six months we removed only three holdings from our portfolio and added just five new names. We removed scandal-plagued Marsh McLennan and the struggling B.M.C. and Bristol-Myers. We then expanded the portfolio to 71 issues by purchasing Eli Lily, Electronic Arts, Xilinx, Stryker, and Qualcomm.

As of December 31, 2004, the Fund's five largest holdings were IBM Corp. (3.6% of the portfolio's net assets), General Electric Co. (2.8%), Johnson & Johnson (2.8%), Amgen, Inc. (2.5%), and Medtronic, Inc. (2.4%).(2)

Q. What is your outlook for large-cap growth stocks?

We remain optimistic about the prospects for our traditional approach to large-cap growth investing. As a distinct investment style, it has a proven and successful history. On a pure valuation basis, we believe large-cap growth stocks are unusually attractive from a long-term perspective. Although we do expect long-term interest rates to move moderately upward in 2005, we believe traditional growth stocks still may be able to garner modest expansions in their price/earnings multiples. We also expect the earnings-per-share growth rates of these stocks to enjoy a gradual return to their historic above-average levels. If our expectations are accurate, the Fund could benefit dramatically. But, rather than trying to predict the stock market's possible short-to-intermediate-term trends or movements, we continue to prefer investing in individual stocks that have demonstrated superior fundamental characteristics we believe will promote and enhance the Fund's already-attractive long-term growth potential.

AMSOUTH
     MID CAP FUND

PORTFOLIO MANAGERS

          NEIL WRIGHT,
          JANNA SAMPSON,
          PETER JANKOVSKIS
          OAKBROOK INVESTMENTS, LLC (SUB-ADVISOR)

          OAKBROOK INVESTMENTS, LLC ASSUMED MANAGEMENT OF THE FUND ON JUNE 20, 2002.

Q. How did the Fund perform?

For the 12 months ended December 31, 2004, the AmSouth Mid Cap Fund (Variable Annuity) provided a total return of 15.49%. The total return for the Fund's benchmark, the S&P 400 Index,(1) was 16.48%.

Q. What factors contributed to the Fund's performance?

All three capitalization segments posted solid gains for the year, but the mid- and small-cap areas showed stronger performance than the large-cap universe. Early in the year, expectations for corporate earnings growth were higher for smaller-cap stocks, which led to stronger returns for those segments.

Most of the return for mid-cap stocks came during the first and fourth quarters. During the second and third quarters, the market was plagued by the triple threats of rising interest rates, rising oil prices and terrorism. Many of those fears subsided in the fourth quarter. For example, oil prices hit their highs in October and then began to moderate. A peaceful resolution to the U.S. presidential election helped lift some terrorism fears. The stock market reacted positively to the election outcome and the moderation in oil prices, returning more than 12% in the fourth quarter alone.

Our quantitative model's stock selections added value during the year and enhanced the Fund's performance relative to the S&P 400 Index. Our selections were particularly strong in the consumer discretionary and health care sectors during the first half of the year and in the industrials and information technology sectors during the second half. Our sector overweights and underweights compared to the index had no net impact on performance for the year. But the Fund's trading costs, fees and modest cash position more than offset the positive contributions from stock selections during 2004.

Q. What were the Fund's largest weightings?

As of December 31, 2004, the Fund's five largest stock holdings were D.R. Horton, Inc. (1.1% of the portfolio's net assets), Fidelity National Finance Corp. (1.0%), Harman International, Inc. (1.0%), Mohawk Industries, Inc. (0.8%), and Everest Reinsurance Group (0.8%).(2)

Q. What is your outlook for the market?

We believe the prospects for profit growth and economic growth remain good for 2005. Although we expect mid-cap stocks to have positive returns during 2005, we believe valuations appear more attractive for large-cap stocks than mid-cap stocks, given the outperformance among mid-cap stocks during 2004. We expect stock prices to increase in 2005, but we anticipate oil prices, interest rates and terrorism threats to contribute to market volatility.

[CHART]

                              Performance Overview

12/29/2000 - 12/31/2004
VALUE OF A $10,000 INVESTMENT.

             AMSOUTH MID CAP   S&P MID CAP 400
                  FUND              INDEX
12/29/2000   $        10,000   $        10,000
12/31/2000   $        10,000   $        10,000
 1/31/2001   $        10,300   $        10,223
 2/28/2001   $         8,770   $         9,639
 3/31/2001   $         8,100   $         8,923
 4/30/2001   $         8,710   $         9,907
 5/31/2001   $         8,830   $        10,138
 6/30/2001   $         8,650   $        10,097
 7/31/2001   $         8,280   $         9,946
 8/31/2001   $         7,660   $         9,621
 9/30/2001   $         6,830   $         8,424
10/31/2001   $         6,910   $         8,797
11/30/2001   $         7,340   $         9,451
12/31/2001   $         7,590   $         9,940
 1/31/2002   $         7,280   $         9,888
 2/28/2002   $         6,910   $         9,900
 3/31/2002   $         7,300   $        10,608
 4/30/2002   $         7,360   $        10,558
 5/31/2002   $         7,110   $        10,380
 6/30/2002   $         6,740   $         9,620
 7/31/2002   $         6,110   $         8,688
 8/31/2002   $         6,140   $         8,732
 9/30/2002   $         5,620   $         8,029
10/31/2002   $         5,850   $         8,377
11/30/2002   $         6,170   $         8,861
12/31/2002   $         5,920   $         8,497
 1/31/2003   $         5,740   $         8,249
 2/28/2003   $         5,601   $         8,052
 3/31/2003   $         5,622   $         8,120
 4/30/2003   $         6,012   $         8,710
 5/31/2003   $         6,502   $         9,432
 6/30/2003   $         6,582   $         9,552
 7/31/2003   $         6,772   $         9,891
 8/31/2003   $         7,092   $        10,339
 9/30/2003   $         6,972   $        10,181
10/31/2003   $         7,502   $        10,951
11/30/2003   $         7,792   $        11,332
12/31/2003   $         7,942   $        11,524
 1/31/2004   $         8,102   $        11,773
 2/29/2004   $         8,272   $        12,056
 3/31/2004   $         8,312   $        12,107
 4/30/2004   $         8,032   $        11,710
 5/31/2004   $         8,192   $        11,953
 6/30/2004   $         8,373   $        12,225
 7/31/2004   $         7,972   $        11,654
 8/31/2004   $         7,962   $        11,624
 9/30/2004   $         8,202   $        11,968
10/31/2004   $         8,332   $        12,160
11/30/2004   $         8,843   $        12,884
12/31/2004   $         9,173   $        13,423

Returns

                                AVERAGE ANNUAL RETURNS
                                AS OF DECEMBER 31, 2004
                                  1 YEAR   12/29/00*
Mid Cap                           15.49%      -2.13%
S&P Mid Cap 400 Index             16.48%       7.63%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH MID CAP FUND VERSUS A SIMILAR INVESTMENT IN THE S&P MID CAP 400 INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE A SEPARATE ACCOUNT AND THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

*    THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH MID CAP FUND IS MEASURED AGAINST THE S&P 400 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF MID-CAP STOCKS AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH ENHANCED MARKET FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- 99.9%
   800    3M Co.                                                $        65,656
 1,600    Abbott Laboratories                                            74,640
   200    ACE Ltd.                                                        8,550
   600    ADC Telecommunications, Inc. *                                  1,608
   200    Adobe Systems, Inc.                                            12,548
   400    AES Corp. *                                                     5,468
   200    Aetna, Inc.                                                    24,950
   700    AFLAC, Inc.                                                    27,888
   700    Agilent Technologies, Inc. *                                   16,870
   300    Air Products and Chemicals, Inc.                               17,391
   150    Alberto-Culver Co.                                              7,286
   900    Alcoa, Inc.                                                    28,278
   100    Allegheny Energy, Inc. *                                        1,971
   100    Allegheny Technologies, Inc.                                    2,167
   200    Allergan, Inc.                                                 16,214
   300    Altera Corp. *                                                  6,210
   100    Ambac Financial Group, Inc.                                     8,213
   100    Amerada Hess Corp.                                              8,238
   100    Ameren Corp.                                                    5,014
   300    American Electric Power Co., Inc.                              10,302
   300    American Express Co.                                           16,911
 1,800    American International Group, Inc.                            118,206
   100    American Standard Cos., Inc. *                                  4,132
   300    Anadarko Petroleum Corp.                                       19,443
   500    Analog Devices, Inc.                                           18,460
   600    Anheuser-Busch Cos., Inc.                                      30,438
   330    Apache Corp.                                                   16,688
   100    Apartment Investment & Management Co., Class A                  3,854
   500    Apple Computer, Inc. *                                         32,200
 1,700    Applied Materials, Inc. *                                      29,070
   400    Applied Micro Circuits Corp. *                                  1,684
   925    Archer-Daniels-Midland Co.                                     20,637
   100    Archstone-Smith Trust                                           3,830
   100    Ashland, Inc.                                                   5,838
   300    Autodesk, Inc.                                                 11,385
   800    Automatic Data Processing, Inc.                                35,480
   600    Avaya, Inc. *                                                  10,320
   100    Ball Corp.                                                      4,398
 1,576    Bank of America Corp.                                          74,056
 1,100    Bank of New York Co., Inc.                                     36,762
   400    Baxter International, Inc.                                     13,816
   400    Becton, Dickinson & Co.                                        22,720
 1,300    BellSouth Corp.                                                36,127
   100    Bemis Co., Inc.                                                 2,909
   200    Best Buy Co., Inc.                                             11,884
   200    BJ Services Co. *                                               9,308
   100    Black & Decker Corp.                                            8,833
   300    BMC Software, Inc. *                                            5,580
   600    Boeing Co.                                                     31,062
 1,000    Boston Scientific Corp. *                                      35,550
 2,300    Bristol-Myers Squibb Co.                                       58,926
   300    Broadcom Corp., Class A *                                       9,684
   100    Brunswick Corp.                                                 4,950
   500    Burlington Northern Santa Fe Corp.                             23,655
   500    Burlington Resources, Inc.                                     21,750
   100    C.R. Bard, Inc.                                                 6,398
   300    Calpine Corp. *                                                 1,182
   600    Cardinal Health, Inc.                                 $        34,890
   300    Caremark Rx, Inc. *                                            11,829
   200    Carnival Corp.                                                 11,526
   300    Caterpillar, Inc.                                              29,253
   200    CenterPoint Energy, Inc.                                        2,260
   100    Centex Corp.                                                    5,958
   200    CenturyTel, Inc.                                                7,094
   300    Charles Schwab Corp.                                            3,588
 2,770    ChevronTexaco Corp.                                           145,453
   300    Chubb Corp.                                                    23,070
   800    CIENA Corp. *                                                   2,672
   200    CIGNA Corp.                                                    16,314
   100    Cinergy Corp.                                                   4,163
   300    Circuit City Stores, Inc.                                       4,692
 7,100    Cisco Systems, Inc. *                                         137,030
   100    CIT Group, Inc.                                                 4,582
 5,100    Citigroup, Inc.                                               245,717
   200    Citizens Communications Co.                                     2,758
   100    Citrix Systems, Inc. *                                          2,453
   400    Clear Channel Communications, Inc.                             13,396
   200    Clorox Co.                                                     11,786
   100    CMS Energy Corp. *                                              1,045
   300    Coach, Inc. *                                                  16,920
 1,700    Coca-Cola Co.                                                  70,771
   300    Coca-Cola Enterprises, Inc.                                     6,255
   700    Colgate-Palmolive Co.                                          35,812
   400    Comcast Corp., Class A *                                       13,312
   400    Computer Associates International, Inc.                        12,424
   100    Computer Sciences Corp. *                                       5,637
   500    Compuware Corp. *                                               3,235
   900    ConocoPhillips                                                 78,147
   200    Consolidated Edison, Inc.                                       8,750
   100    Constellation Energy Group                                      4,371
   200    Convergys Corp. *                                               2,998
   100    Cooper Industries, Ltd., Class A                                6,789
 1,900    Corning, Inc. *                                                22,363
   798    Countrywide Financial Corp.                                    29,534
   200    CSX Corp.                                                       8,016
   100    Cummins, Inc.                                                   8,379
   200    Dana Corp.                                                      3,466
   250    Darden Restaurants, Inc.                                        6,935
   300    Deere & Co.                                                    22,320
 1,700    Dell, Inc. *                                                   71,638
   500    Devon Energy Corp.                                             19,460
   400    Dollar General Corp.                                            8,308
   200    Dominion Resources, Inc.                                       13,548
   300    Dover Corp.                                                    12,582
   600    Dow Chemical Co.                                               29,706
   100    DTE Energy Co.                                                  4,313
   600    Duke Energy Corp.                                              15,198
   200    Dynergy, Inc., Class A *                                          924
   500    E*TRADE Financial Corp. *                                       7,475
 1,300    E.I. du Pont de Nemours & Co.                                  63,765
   100    Eastman Chemical Co.                                            5,773
   100    Eastman Kodak Co.                                               3,225
   200    Eaton Corp.                                                    14,472
   200    Edison International                                            6,406

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- (CONTINUED)
   446    El Paso Energy Corp.                                  $         4,638
   800    Eli Lilly & Co.                                                45,400
 3,300    EMC Corp. *                                                    49,071
   600    Emerson Electric Co.                                           42,060
   200    Engelhard Corp.                                                 6,134
   100    Entergy Corp.                                                   6,759
   100    EOG Resources, Inc.                                             7,136
   300    Equity Office Properties Trust                                  8,736
   200    Equity Residential Property                                     7,236
   400    Exelon Corp.                                                   17,628
 5,800    Exxon Mobil Corp.                                             297,308
   100    Family Dollar Stores, Inc.                                      3,123
   200    Federated Department Stores, Inc.                              11,558
   100    Federated Investors, Inc., Class B                              3,040
   166    FirstEnergy Corp.                                               6,559
   100    Fiserv, Inc. *                                                  4,019
   500    Forest Laboratories, Inc. *                                    22,430
   200    Fortune Brands, Inc.                                           15,436
   100    FPL Group, Inc.                                                 7,475
   200    Franklin Resources, Inc.                                       13,930
   200    Freeport-McMoRan Copper & Gold, Inc., Class B                   7,646
   353    Freescale Semiconductor, Inc. *                                 6,481
   100    Gap, Inc.                                                       2,112
   200    Gateway, Inc. *                                                 1,202
   300    General Dynamics Corp.                                         31,380
 9,200    General Electric Co.                                          335,800
   300    General Mills, Inc.                                            14,913
   200    Genzyme Corp. *                                                11,614
 1,300    Gillette Co.                                                   58,214
   200    Golden West Financial Corp.                                    12,284
   300    Goldman Sachs Group, Inc.                                      31,212
   200    Goodrich Corp.                                                  6,528
   200    Guidant Corp.                                                  14,420
   100    H & R Block, Inc.                                               4,900
   500    H.J. Heinz Co.                                                 19,495
   300    Halliburton Co.                                                11,772
   100    Harrah's Entertainment, Inc.                                    6,689
   200    Hartford Financial Services Group                              13,862
   100    Hasbro, Inc.                                                    1,938
   100    Hercules, Inc. *                                                1,485
 4,100    Hewlett-Packard Co.                                            85,977
   100    Hilton Hotels Corp.                                             2,274
   600    Home Depot, Inc.                                               25,644
 1,100    Honeywell International, Inc.                                  38,951
   140    Hospira, Inc. *                                                 4,690
   200    Humana, Inc. *                                                  5,938
   200    Huntington Bancshares, Inc.                                     4,956
 1,400    IBM Corp.                                                     138,012
   300    IMS Health, Inc.                                                6,963
   200    Ingersoll-Rand Co.                                             16,060
 4,700    Intel Corp.                                                   109,933
   100    International Flavors & Fragrances, Inc.                        4,284
   500    International Game Technology                                  17,190
   100    Intuit, Inc. *                                                  4,401
   100    ITT Industries, Inc.                                            8,445
   200    J.C. Penney Co., Inc.                                           8,280
 2,456    J.P. Morgan Chase & Co.                                        95,809
   300    Jabil Circuit, Inc. *                                 $         7,674
 2,000    JDS Uniphase Corp. *                                            6,340
   100    Jefferson-Pilot Corp.                                           5,196
 2,000    Johnson & Johnson                                             126,840
   300    Johnson Controls, Inc.                                         19,032
   200    Jones Apparel Group, Inc.                                       7,314
   100    KB Home                                                        10,440
   200    Kerr-McGee Corp.                                               11,558
   100    KeySpan Corp.                                                   3,945
   700    Kimberly-Clark Corp.                                           46,067
   100    Kinder Morgan, Inc.                                             7,313
   133    King Pharmaceuticals, Inc. *                                    1,649
   300    KLA-Tencor Corp. *                                             13,974
   500    Kroger Co. *                                                    8,770
   200    L-3 Communications Holdings, Inc.                              14,648
   200    Laboratory Corporation of America Holdings *                    9,964
   100    Leggett & Platt, Inc.                                           2,843
   300    Lehman Brothers Holdings, Inc.                                 26,244
   100    Lexmark International, Inc., Class A *                          8,500
   535    Limited Brands                                                 12,316
   200    Lincoln National Corp.                                          9,336
   200    Liz Claiborne, Inc.                                             8,442
   600    Lockheed Martin Corp.                                          33,330
   100    Loews Corp.                                                     7,030
   100    Louisiana Pacific Corp.                                         2,674
   700    Lowe's Cos., Inc.                                              40,313
   500    LSI Logic Corp. *                                               2,740
 3,100    Lucent Technologies, Inc. *                                    11,656
   100    M&T Bank Corp.                                                 10,784
   100    Manor Care, Inc.                                                3,543
   500    Marathon Oil Corp.                                             18,805
   700    Marsh & McLennan Cos., Inc.                                    23,030
   200    Marshall & Ilsley Corp.                                         8,840
   300    Mattel, Inc.                                                    5,847
   200    May Department Stores Co.                                       5,880
 1,750    MBNA Corp.                                                     49,333
 1,700    McDonald's Corp.                                               54,502
   300    McGraw Hill Cos., Inc.                                         27,462
   400    McKesson Corp.                                                 12,584
   100    MeadWestvaco Corp.                                              3,389
   168    Medco Health Solutions, Inc. *                                  6,989
   200    MedImmune, Inc. *                                               5,422
   800    Medtronic, Inc.                                                39,736
   600    Mellon Financial Corp.                                         18,666
 2,300    Merck & Co., Inc.                                              73,922
   800    Merrill Lynch & Co., Inc.                                      47,816
 1,000    MetLife, Inc.                                                  40,510
 7,400    Microsoft Corp.                                               197,654
   100    Millipore Corp. *                                               4,981
   319    Monsanto Co.                                                   17,720
   100    Moody's Corp.                                                   8,685
 1,000    Morgan Stanley Dean Witter & Co.                               55,520
 3,300    Motorola, Inc.                                                 56,760
   200    Mylan Laboratories, Inc.                                        3,536
   400    National Semiconductor Corp. *                                  7,180
   200    New York Times Co., Class A                                     8,160
   500    Newmont Mining Corp.                                           22,205

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- (CONTINUED)
   400    News Corp., Class A                                   $         7,464
   800    Nextel Communications, Inc. *                                  24,000
   200    Nike, Inc., Class B                                            18,138
   200    NiSource, Inc.                                                  4,556
   100    Noble Corp. *                                                   4,974
   200    Nordstrom, Inc.                                                 9,346
   500    Norfolk Southern Corp.                                         18,095
   350    North Fork Bancorporation, Inc.                                10,098
   300    Northern Trust Corp.                                           14,574
   300    Novell, Inc. *                                                  2,025
   200    Novellus Systems, Inc. *                                        5,578
   200    NVIDIA Corp. *                                                  4,712
   300    Occidental Petroleum Corp.                                     17,508
   200    Office Depot, Inc. *                                            3,472
   100    OfficeMax, Inc.                                                 3,138
   100    Omnicom Group, Inc.                                             8,432
 3,500    Oracle Corp. *                                                 48,020
   100    Pactiv Corp. *                                                  2,529
   100    Pall Corp.                                                      2,895
   200    Parametric Technology Corp. *                                   1,178
   100    Parker Hannifin Corp.                                           7,574
 1,630    PepsiCo, Inc.                                                  85,086
   200    PerkinElmer, Inc.                                               4,498
 6,120    Pfizer, Inc.                                                  164,567
   300    PG&E Corp. *                                                    9,984
   100    Phelps Dodge Corp.                                              9,892
   100    Pinnacle West Capital Corp.                                     4,441
   300    Pitney Bowes, Inc.                                             13,884
   100    Plum Creek Timber Co., Inc.                                     3,844
   200    PNC Financial Services Group                                   11,488
   100    Power-One, Inc. *                                                 892
   200    PPG Industries, Inc.                                           13,632
   100    PPL Corp.                                                       5,328
   200    Praxair, Inc.                                                   8,830
   200    Principal Financial Group, Inc.                                 8,188
 2,200    Procter & Gamble Co.                                          121,176
   200    Progress Energy, Inc.                                           9,048
   300    Progressive Corp.                                              25,452
   100    ProLogis                                                        4,333
   400    Providian Financial Corp. *                                     6,588
   400    Prudential Financial, Inc.                                     21,984
   200    Public Service Enterprise Group, Inc.                          10,354
 1,100    QUALCOMM, Inc.                                                 46,640
 1,200    Qwest Communications International, Inc. *                      5,328
   200    R.R. Donnelley & Sons Co.                                       7,058
   100    RadioShack Corp.                                                3,288
   600    Raytheon Co.                                                   23,298
   100    Reebok International, Ltd.                                      4,400
   200    Rockwell Automation                                             9,910
   100    Rockwell Collins, Inc.                                          3,944
   200    Rohm & Haas Co.                                                 8,846
   100    Ryder System, Inc.                                              4,777
   100    Sabre Holdings Corp.                                            2,216
   700    Sanmina-SCI Corp. *                                             5,929
 1,100    Sara Lee Corp.                                                 26,554
 2,300    SBC Communications, Inc.                                       59,271
   500    Schlumberger Ltd.                                              33,475
   200    Scientific-Atlanta, Inc.                              $         6,602
   100    Sears, Roebuck & Co.                                            5,103
   100    Sempra Energy                                                   3,668
   200    Sherwin-Williams Co.                                            8,926
   700    Siebel Systems, Inc. *                                          7,350
   100    Simon Property Group, Inc.                                      6,467
   100    Snap-on, Inc.                                                   3,436
 1,300    Solectron Corp. *                                               6,929
   500    Southern Co.                                                   16,760
 1,000    Sprint Corp.                                                   24,850
   500    St. Jude Medical, Inc. *                                       20,965
   100    Starwood Hotels & Resorts Worldwide, Inc.                       5,840
 4,600    Sun Microsystems, Inc. *                                       24,748
   100    Sunoco, Inc.                                                    8,171
   200    SunTrust Banks, Inc.                                           14,776
   200    SUPERVALU, Inc.                                                 6,904
   400    Symantec Corp. *                                               10,304
   300    Symbol Technologies, Inc.                                       5,190
   100    Synovus Financial Corp.                                         2,858
 1,200    Target Corp.                                                   62,315
   100    TECO Energy, Inc.                                               1,534
   100    Tektronix, Inc.                                                 3,021
   300    Tellabs, Inc. *                                                 2,577
   100    Temple-Inland, Inc.                                             6,840
   300    Teradyne, Inc. *                                                5,121
 1,500    Texas Instruments, Inc.                                        36,930
   200    Textron, Inc.                                                  14,760
   200    Thermo Electron Corp. *                                         6,038
   800    Time Warner, Inc. *                                            15,552
   100    Torchmark Corp.                                                 5,714
   100    Toys R Us, Inc. *                                               2,047
   500    Tribune Co.                                                    21,070
   200    TXU Corp.                                                      12,912
   300    U.S. Bancorp                                                    9,396
   300    Union Pacific Corp.                                            20,175
   500    Unisys Corp. *                                                  5,090
   200    United States Steel Corp.                                      10,250
   700    United Technologies Corp.                                      72,345
   500    UnitedHealth Group, Inc.                                       44,015
   400    Unocal Corp.                                                   17,296
   100    UST, Inc.                                                       4,811
   300    Valero Energy Corp.                                            13,620
   300    Veritas Software Corp. *                                        8,565
 1,212    Viacom, Inc., Class B                                          44,105
   100    Visteon Corp.                                                     977
   100    W. W. Grainger, Inc.                                            6,662
 1,078    Wachovia Corp.                                                 56,703
 2,900    Wal-Mart Stores, Inc.                                         153,177
   500    Walt Disney Co.                                                13,900
   200    Waters Corp. *                                                  9,358
   100    Watson Pharmaceuticals, Inc. *                                  3,281
   200    WellPoint, Inc. *                                              23,000
   300    Wells Fargo & Co.                                              18,645
   200    Wendy's International, Inc.                                     7,852
   300    Weyerhaeuser Co.                                               20,166
   100    Whirlpool Corp.                                                 6,921
   300    Williams Cos., Inc.                                             4,887

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- (CONTINUED)
 1,500    Wyeth                                                 $        63,885
   300    Xcel Energy, Inc.                                               5,460
   300    Xilinx, Inc.                                                    8,895
   100    XL Capital, Ltd., Class A                                       7,765
   400    YUM! Brands, Inc. *                                            18,872
   200    Zimmer Holdings, Inc. *                                        16,024
   100    Zions Bancorporation                                            6,803
                                                                ---------------
          Total Common Stocks                                         7,665,291
                                                                ---------------
INVESTMENT COMPANIES -- 0.2%
12,498    BNY Hamilton Money Fund                               $        12,498
                                                                ---------------
          Total Investment Companies                                     12,498
                                                                ---------------
          TOTAL (COST $7,038,016) -- 100.1%                     $     7,677,789
                                                                ===============

----------
Percentages indicated are based on net assets of $7,669,196.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- 99.4%
          AUSTRALIA -- 6.3%
22,200    AXA Asia Pacific Holdings, Ltd.                       $        71,215
 4,184    BHP Steel, Ltd.                                                27,007
 7,896    Boral Ltd.                                                     42,442
11,806    CSR Ltd.                                                       24,571
18,497    Insurance Australia Group, Ltd.                                93,057
 3,963    Lend Lease Corp., Ltd.                                         41,084
 7,969    Mirvac Group                                                   30,552
 8,533    Origin Energy, Ltd.                                            46,000
 8,249    Publishing & Broadcasting, Ltd.                               112,947
11,348    Qantas Airways, Ltd.                                           32,940
 8,243    QBE Insurance Group, Ltd.                                      98,998
11,806    Rinker Group, Ltd.                                             98,376
 7,310    Santos Ltd.                                                    48,501
10,575    WMC Resources, Ltd.                                            59,738
                                                                ---------------
                                                                        827,428
                                                                ---------------
          AUSTRIA -- 0.3%
   554    Voestalpine AG                                                 42,957
                                                                ---------------
          BELGIUM -- 1.6%
 2,100    Algemene Maatschappij voor
            Nijverheidskredit NV                                        214,829
                                                                ---------------
          DENMARK -- 0.8%
 2,480    Danske Bank A/S                                                75,894
   730    TDC A/S                                                        30,863
                                                                ---------------
                                                                        106,757
                                                                ---------------
          FINLAND -- 2.6%
 9,386    Fortum Oyj                                                    173,445
 1,800    Kesko Oyj, Class B                                             43,837
 3,480    M-real Oyj, Class B                                            22,191
 2,588    Metso Oyj                                                      40,942
 3,200    Outokumpu Oyj                                                  57,092
                                                                ---------------
                                                                        337,507
                                                                ---------------
          FRANCE -- 10.2%
 1,000    Air France                                                     19,022
   800    Assurances Generales de France                                 59,643
 9,600    AXA                                                           236,793
   700    BNP Paribas SA                                                 50,621
   500    Cap Gemini SA *                                                15,983
 1,800    Compagnie de Saint-Gobain                                     108,237
   600    Compagnie Gernerale des Etablissements
           Michelin                                                      38,415
 3,500    France Telecom SA                                             115,677
   567    Lafarge SA                                                     54,619
   600    Lagardere S.C.A.                                               43,226
 1,100    PSA Peugeot Citroen                                            69,697
 1,650    Renault SA                                                    137,789
 1,200    Schneider Electric SA                                          83,359
   300    Societe Generale                                               30,303
 1,600    Suez SA                                                        42,591
 1,100    Thomson                                                        29,028
 1,200    Veolia Environnement                                           43,357
 5,000    Vivendi Universal SA *                                        159,352
                                                                ---------------
                                                                      1,337,712
                                                                ---------------
          GERMANY -- 7.3%
   400    Allianz AG                                                     52,724
 1,600    BASF AG                                                       114,879
          GERMANY -- (CONTINUED)
 3,100    Bayer AG                                              $       104,728
 3,220    Bayerische Hypo-und Vereinsbank AG *                           73,089
 2,600    Commerzbank AG *                                               53,513
 4,600    DaimlerChrysler AG                                            219,998
 1,700    Deutsche Bank AG                                              150,615
 1,150    Deutsche Lufthansa AG *                                        16,414
   480    E.On AG                                                        43,751
   300    Hypo Real Estate Holding AG *                                  12,423
   300    Linde AG                                                       18,687
 1,400    ThyssenKrupp AG                                                30,771
 1,450    Volkswagen AG                                                  65,610
                                                                ---------------
                                                                        957,202
                                                                ---------------
          GREECE -- 0.5%
 1,000    Commercial Bank of Greece                                      31,640
 3,100    Hellenic Petroleum SA                                          33,647
                                                                ---------------
                                                                         65,287
                                                                ---------------
          HONG KONG -- 1.5%
13,000    Henderson Land Development Co., Ltd.                           67,571
 1,900    i-CABLE Communications, Ltd.                                      709
 7,500    Swire Pacific, Ltd.                                            62,720
19,000    Wharf Ltd.                                                     66,490
                                                                ---------------
                                                                        197,490
                                                                ---------------
          IRELAND -- 0.7%
 2,694    CRH PLC                                                        71,932
 1,378    Irish Life & Permanent PLC                                     25,801
                                                                ---------------
                                                                         97,733
                                                                ---------------
          ITALY -- 3.6%
24,375    Banca Nazionale del Lavoro S.p.A. *                            72,591
 4,000    Banca Popolare di Milano S.c.r.l.                              35,384
15,000    Capitalia S.p.A.                                               68,584
 5,000    Fiat S.p.A. *                                                  40,025
 2,000    Italcementi S.p.A.                                             32,155
26,664    Pirelli & C. S.p.A.                                            35,887
47,155    Telecom Italia S.p.A.                                         192,574
                                                                ---------------
                                                                        477,200
                                                                ---------------
          JAPAN -- 22.3%
 2,000    Aisin Seiki Co., Ltd.                                          50,671
 3,000    Amada Co., Ltd.                                                16,578
 5,000    Bank of Fukuoka, Ltd.                                          32,951
 7,000    Chiba Bank, Ltd.                                               46,815
 4,000    Daiwa House Industry Co., Ltd.                                 45,497
 1,700    Denso Corp.                                                    45,560
 6,000    Fuji Heavy Industries, Ltd.                                    29,290
 3,000    Fuji Photo Film Co., Ltd.                                     109,543
18,000    Fujitsu Ltd.                                                  117,217
 5,000    Furukawa Electric Co., Ltd. *                                  27,728
 4,000    Gunma Bank, Ltd.                                               23,237
 4,000    Hachijuni Bank, Ltd.                                           28,118
29,000    Hitachi Ltd.                                                  201,025
 7,000    Joyo Bank, Ltd.                                                34,171
 8,000    Kirin Brewery Co., Ltd.                                        78,809
 3,000    Kuraray Co., Ltd.                                              26,917
 3,000    Marui Co., Ltd.                                                40,186
22,000    Matsushita Electric Industrial Co., Ltd.                      349,250
 2,000    Matsushita Electric Works, Ltd.                                17,437

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- (CONTINUED)
          JAPAN -- (CONTINUED)
 30,000   Mitsubishi Heavy Industries, Ltd.                     $        85,232
  9,000   Mitsubishi Materials Corp.                                     18,892
  7,000   Mitsui Trust Holdings, Inc.                                    69,983
     83   Mizuho Financial Group, Inc.                                  418,140
  2,000   NGK Spark Plug Co., Ltd.                                       20,718
 13,000   Nippon Oil Corp.                                               83,388
  6,000   Obayashi Corp.                                                 37,842
    700   Promise Co., Ltd.                                              50,027
 50,000   Resona Holdings, Inc. *                                       101,538
  3,000   Sankyo Co., Ltd.                                               67,806
  6,000   Sekisui House, Ltd.                                            69,944
  6,000   Shizuoka Bank, Ltd.                                            56,881
  6,000   Sumitomo Electric Industries, Ltd.                             65,316
  3,000   Toppan Printing Co., Ltd.                                      33,302
 12,000   Toray Industries, Inc.                                         56,236
  2,000   Tostem Inax Holding Corp.                                      36,339
  2,700   Toyota Industries Corp.                                        67,484
     43   UFJ Holdings, Inc.                                            260,708
                                                                ---------------
                                                                      2,920,776
                                                                ---------------
          NETHERLANDS -- 4.0%
 13,214   Aegon NV                                                      179,820
    500   DSM NV                                                         32,304
  5,344   Koninklijke Ahold NV *                                         41,328
    810   Koninklijke Numico NV                                          29,156
  6,500   Koninklijke Philips Electronics NV *                          172,058
  2,194   VNU NV                                                         64,684
                                                                ---------------
                                                                        519,350
                                                                ---------------
          NEW ZEALAND -- 0.1%
 11,850   Carter Holt Harvey, Ltd.                                       17,613
                                                                ---------------
          NORWAY -- 0.4%
  1,400   Norske Skogindustrier ASA                                      30,219
  2,900   Storebrand ASA                                                 27,954
                                                                ---------------
                                                                         58,173
                                                                ---------------
          PORTUGAL -- +
  1,360   Modelo Continente, SGPS, SA *                                   2,694
                                                                ---------------
          SINGAPORE -- 0.6%
  5,000   DBS Group Holdings, Ltd.                                       49,323
    548   Haw Par Corp., Ltd.                                             1,729
  4,000   Singapore Airlines, Ltd.                                       27,940
                                                                ---------------
                                                                         78,992
                                                                ---------------
          SPAIN -- 5.5%
  2,000   Acerinox SA                                                    32,047
  1,400   Banco de Sabadell SA                                           32,671
 15,355   Banco Santander Central Hispano SA                            190,206
  7,700   Endesa SA                                                     180,630
  7,352   Iberia Lineas Aereas de Espana SA                              25,436
  9,766   Repsol YPF SA                                                 253,871
                                                                ---------------
                                                                        714,861
                                                                ---------------
          SWEDEN -- 3.0%
 12,100   Nordea AB                                                     122,032
  2,800   Skandinaviska Enskilda Banken AB                               54,159
    600   Svenska Cellulosa AB, Class B                                  25,604
 16,800   TeliaSonera AB                                                100,647
  2,400   Volvo AB, Class B                                              95,192
                                                                ---------------
                                                                        397,634
                                                                ---------------
          SWITZERLAND -- 5.3%
    400   Baloise Holding, Ltd.                                 $        18,426
  4,600   Compagnie Financiere Richemont AG                             152,769
  1,900   Credit Suisse Group *                                          79,688
     60   Givaudan SA                                                    39,431
  2,514   Holcim Ltd.                                                   151,099
    200   SIG Holding AG                                                 45,626
    200   Swatch Group AG                                                29,288
    160   Swiss Life Holding *                                           23,234
  1,200   Syngenta AG *                                                 127,192
    200   Zurich Financial Services AG                                   33,272
                                                                ---------------
                                                                        700,025
                                                                ---------------
          UNITED KINGDOM -- 22.4%
 12,163   Aggregate Industries PLC                                       24,384
  6,300   Amvescap PLC                                                   38,767
  3,000   Associated British Foods PLC                                   44,921
  3,200   Associated British Ports Holdings PLC                          29,161
 24,717   Aviva PLC                                                     297,790
 10,241   BAA PLC                                                       114,738
 30,600   BAE Systems PLC                                               135,315
 10,000   British Airways PLC *                                          45,084
  5,269   British Land Co. PLC                                           90,572
 25,666   Cable & Wireless PLC                                           58,718
 44,200   Corus Group PLC *                                              42,822
 13,000   Friends Provident PLC                                          38,408
  3,909   George Wimpey PLC                                              30,335
  2,800   Hammerson PLC                                                  46,653
  7,300   Hanson PLC                                                     62,636
 16,241   Hilton Group PLC                                               88,644
  2,292   Imperial Tobacco Group PLC                                     62,747
  6,507   InterContinental Hotels Group PLC                              80,830
 14,763   International Power PLC *                                      43,758
 28,134   ITV PLC                                                        56,808
 17,119   J Sainsbury PLC                                                88,838
  2,000   Liberty International PLC                                      37,237
  5,144   Mitchells & Butlers PLC                                        33,553
 77,250   mmO2 PLC *                                                    181,917
  8,000   Pearson PLC                                                    96,460
  6,000   Peninsular & Oriental Steam Navigation Co.                     34,245
  2,000   RMC Group PLC                                                  32,576
 16,479   Rolls-Royce PLC                                                78,088
524,032   Rolls-Royce PLC, Class B *                                        955
 14,300   Royal & Sun Alliance Insurance Group PLC                       21,261
  2,000   Schroders PLC                                                  28,815
 12,461   Scottish Power PLC                                             96,401
  4,000   Shire Pharmaceuticals Group PLC                                41,976
  4,100   Slough Estates PLC                                             43,261
  6,229   Taylor Woodrow PLC                                             32,504
  2,910   Trinity Mirror PLC                                             35,506
200,000   Vodafone Group PLC                                            541,966
  2,000   Whitbread PLC                                                  32,480
 10,715   William Morrison Supermarkets PLC                              42,552
                                                                ---------------
                                                                      2,933,682
                                                                ---------------
          Total Common Stocks                                        13,005,902
                                                                ---------------
          TOTAL -- (COST $8,585,658) -- 99.4%                   $    13,005,902
                                                                ===============

----------
Percentages indicated are based on net assets of $13,090,866.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH LARGE CAP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- 99.1%
 4,000    Abbott Laboratories                                   $       186,600
 2,200    AFLAC, Inc.                                                    87,648
 1,200    Agilent Technologies, Inc. *                                   28,920
   900    Allergan, Inc.                                                 72,963
 1,500    American Express Co.                                           84,555
 1,500    American International Group, Inc.                             98,505
 3,600    Amgen, Inc. *                                                 230,940
 1,200    Apollo Group, Inc., Class A *                                  96,852
11,000    Applied Materials, Inc. *                                     188,100
 5,000    Automatic Data Processing, Inc.                               221,750
 1,300    Avery Dennison Corp.                                           77,961
 2,200    Bed Bath & Beyond, Inc. *                                      87,626
 2,500    Boeing Co.                                                    129,425
 2,000    Cardinal Health, Inc.                                         116,300
 8,000    Cisco Systems, Inc. *                                         154,400
 1,800    Citigroup, Inc.                                                86,724
   700    Clorox Co.                                                     41,251
 3,500    Coca-Cola Co.                                                 145,705
 3,500    Dell, Inc. *                                                  147,490
 4,500    Dollar General Corp.                                           93,465
 2,500    Dover Corp.                                                   104,850
 1,300    Electronic Arts, Inc. *                                        80,184
 2,000    Eli Lilly & Co.                                               113,500
11,000    EMC Corp. *                                                   163,570
 4,000    Gap, Inc.                                                      84,480
 2,200    Genentech, Inc. *                                             119,768
 1,000    General Dynamics Corp.                                        104,600
 7,000    General Electric Co.                                          255,500
 2,400    Gillette Co.                                                  107,472
 1,100    Harley-Davidson, Inc.                                          66,825
10,000    Hewlett-Packard Co.                                           209,700
 5,000    Home Depot, Inc.                                              213,700
 1,000    Honeywell International, Inc.                                  35,410
 3,300    IBM Corp.                                                     325,314
 1,000    Illinois Tool Works, Inc.                                      92,680
 6,000    Intel Corp.                                                   140,340
 4,000    Johnson & Johnson                                             253,680
 3,500    Linear Technology Corp.                                       135,660
 1,500    Lowe's Cos., Inc.                                              86,385
 6,000    McDonald's Corp.                                              192,360
 1,000    McGraw Hill Cos., Inc.                                         91,540
 3,000    MedImmune, Inc. *                                              81,330
 4,500    Medtronic, Inc.                                               223,515
 4,500    Merck & Co., Inc.                                             144,630
 8,000    Microsoft Corp.                                               213,680
 3,000    Motorola, Inc.                                                 51,600
 5,500    Network Appliance, Inc. *                                     182,710
 4,500    Nokia Corp. -- ADR                                             70,515
12,000    Oracle Corp. *                                                164,640
 3,500    Paychex, Inc.                                                 119,280
 3,000    PepsiCo, Inc.                                                 156,600
 6,500    Pfizer, Inc.                                                  174,785
 1,500    Pitney Bowes, Inc.                                             69,420
 1,500    Procter & Gamble Co.                                           82,620
 1,500    QUALCOMM, Inc.                                                 63,600
 6,500    Schering-Plough Corp.                                         135,720
 2,300    Staples, Inc.                                                  77,533
 1,700    Starbucks Corp. *                                     $       106,012
 1,500    Stryker Corp.                                                  72,375
 7,000    Sun Microsystems, Inc. *                                       37,660
 4,000    Sungard Data Systems, Inc. *                                  113,320
 5,000    SYSCO Corp.                                                   190,850
 2,500    Tellabs, Inc. *                                                21,475
 7,000    TJX Cos., Inc.                                                175,910
 1,000    United Technologies Corp.                                     103,350
 1,600    UnitedHealth Group, Inc.                                      140,848
 3,500    Wal-Mart Stores, Inc.                                         184,870
 3,500    Walgreen Co.                                                  134,295
 5,000    Walt Disney Co.                                               139,000
 4,500    Wyeth                                                         191,655
 2,000    Xilinx, Inc.                                                   59,300
                                                                ---------------
          Total Common Stocks                                         9,037,796
                                                                ---------------
INVESTMENT COMPANIES -- 1.0%
   386    AIM Liquid Assets Money Market Fund                               386
93,547    AIM Prime Money Market Fund                                    93,546
                                                                ---------------
          Total Investment Companies                                     93,932
                                                                ---------------
          TOTAL (COST $8,742,979) -- 100.1%                     $     9,131,728
                                                                ===============

----------
Percentages indicated are based on net assets of $9,122,969.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH MID CAP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- 99.3%
 4,600    3Com Corp. *                                          $        19,182
   900    A.G. Edwards, Inc.                                             38,889
 1,000    Abercrombie & Fitch Co., Class A                               46,950
   850    Activision, Inc. *                                             17,153
   500    Acxiom Corp.                                                   13,150
   500    Adesa, Inc.                                                    10,610
   500    ADTRAN, Inc.                                                    9,570
   500    Advance Auto Parts, Inc. *                                     21,840
   200    Advent Software, Inc. *                                         4,096
   300    Aeropostale, Inc. *                                             8,829
   500    AGCO Corp. *                                                   10,945
   400    AGL Resources, Inc.                                            13,296
   400    Airgas, Inc.                                                   10,604
   500    Airtran Holdings, Inc. *                                        5,350
   200    Alaska Air Group, Inc. *                                        6,698
   200    Albemarle Corp.                                                 7,742
   200    Alexander & Baldwin, Inc.                                       8,484
   500    Alliance Data Systems Corp. *                                  23,740
   700    Alliant Energy Corp.                                           20,020
   500    Alliant Techsystems, Inc. *                                    32,690
   600    Allmerica Financial Corp. *                                    19,698
   500    AMB Property Corp.                                             20,195
   400    American Eagle Outfitters, Inc.                                18,840
   400    American Greetings Corp., Class A                              10,140
   300    AmeriCredit Corp. *                                             7,335
   200    AmerUs Group Co.                                                9,060
   400    Ametek, Inc.                                                   14,268
 1,000    Amphenol Corp., Class A *                                      36,740
   900    AnnTaylor Stores Corp. *                                       19,377
   450    Applebee's International, Inc.                                 11,903
   300    Apria Healthcare Group, Inc. *                                  9,885
   600    Aqua America, Inc.                                             14,754
 1,500    Aquila, Inc. *                                                  5,535
   700    Arrow Electronics, Inc. *                                      17,010
   325    Ascential Software Corp. *                                      5,301
   850    Associated Banc-Corp.                                          28,229
   500    Astoria Financial Corp.                                        19,985
 5,800    Atmel Corp. *                                                  22,736
   700    Avnet, Inc. *                                                  12,768
   300    Avocent Corp. *                                                12,156
   100    Bandag, Inc.                                                    4,981
   600    Bank of Hawaii Corp.                                           30,444
 1,100    Banknorth Group, Inc.                                          40,260
   100    Banta Corp.                                                     4,476
   900    Barnes & Noble, Inc. *                                         29,043
 1,000    Barr Laboratories, Inc. *                                      45,540
   600    Beckman Coulter, Inc.                                          40,194
   700    Belo Corp., Class A                                            18,368
   400    BJ's Wholesale Club, Inc. *                                    11,652
   200    Black Hills Corp.                                               6,136
   300    Blyth, Inc.                                                     8,868
   200    Bob Evans Farms, Inc.                                           5,228
   500    Borders Group, Inc.                                            12,700
   500    Boyd Gaming Corp.                                              20,825
   300    Brink's Co.                                                    11,856
   100    Brinker International, Inc. *                                   3,507
   200    C.H. Robinson Worldwide, Inc.                                  11,104
   800    Cabot Corp.                                           $        30,944
   100    Cabot Microelectronics Corp. *                                  4,005
   900    Cadence Design System, Inc. *                                  12,429
 1,900    Caesars Entertainment, Inc. *                                  38,266
   400    Callaway Golf Co.                                               5,400
 1,100    Career Education Corp. *                                       44,000
   400    Carlisle Cos., Inc.                                            25,968
   100    CarMax, Inc. *                                                  3,105
   300    Catalina Marketing Corp.                                        8,889
   300    CBRL Group, Inc.                                               12,555
   300    CDW Corp.                                                      19,905
   100    Cephalon, Inc. *                                                5,088
 1,800    Ceridian Corp. *                                               32,904
   400    Certegy, Inc.                                                  14,212
   400    Charles River Laboratories International, Inc. *               18,404
   100    CheckFree Corp. *                                               3,808
   200    Chico's FAS, Inc. *                                             9,106
   900    ChoicePoint, Inc. *                                            41,391
   450    Church & Dwight Co., Inc.                                      15,129
 1,400    Cincinnati Bell, Inc. *                                         5,810
   500    City National Corp.                                            35,325
 1,200    Claire's Stores, Inc.                                          25,500
   600    CNF, Inc.                                                      30,060
   900    Cognizant Technology Solutions Corp., Class A *                38,097
 1,600    Colonial BancGroup, Inc.                                       33,968
   200    Commerce Bancorp, Inc.                                         12,880
   300    CommScope, Inc. *                                               5,670
 1,100    Community Health Systems, Inc. *                               30,668
   600    Constellation Brands, Inc., Class A *                          27,906
   600    Cooper Cameron Corp. *                                         32,286
   500    Copart, Inc. *                                                 13,160
   600    Corinthian Colleges, Inc. *                                    11,307
   800    Covance, Inc. *                                                31,000
   600    Coventry Health Care, Inc. *                                   31,848
   600    Credence Systems Corp. *                                        5,490
   400    Cree, Inc. *                                                   16,032
   700    Crompton Corp.                                                  8,260
   300    CSG Systems International, Inc. *                               5,610
   300    Cullen/Frost Bankers, Inc.                                     14,580
 1,600    Cypress Semiconductor Corp. *                                  18,768
   200    Cytec Industries, Inc.                                         10,284
   700    Cytyc Corp. *                                                  19,299
 1,850    D. R. Horton, Inc.                                             74,573
 1,400    Dean Foods Co. *                                               46,130
   200    DENTSPLY International, Inc.                                   11,240
   700    Developers Diversified Realty Corp.                            31,059
   800    Diebold, Inc.                                                  44,584
   200    Dollar Tree Stores, Inc. *                                      5,736
   800    DPL, Inc.                                                      20,088
   200    DST Systems, Inc. *                                            10,424
   700    Dun & Bradstreet Corp. *                                       41,755
   400    Duquesne Light Holdings, Inc.                                   7,540
   300    Dycom Industries, Inc. *                                        9,156
   100    Eaton Vance Corp.                                               5,215
   900    Education Management Corp. *                                   29,709
   300    Emmis Communications Corp., Class A *                           5,757
   500    Energizer Holdings, Inc. *                                     24,845

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- (CONTINUED)
   900    Energy East Corp.                                     $        24,012
   900    ENSCO International, Inc.                                      28,566
   300    Entercom Communications Corp. *                                10,767
   400    Equitable Resources, Inc.                                      24,264
   600    Everest Re Group, Ltd.                                         53,735
   400    Expeditors International of Washington, Inc.                   22,352
   850    Fair Isaac Corp.                                               31,178
 1,500    Fairchild Semiconductor Corp., Class A *                       24,390
   200    Fastenal Co.                                                   12,312
   300    Federal Signal Corp.                                            5,298
   200    Ferro Corp.                                                     4,638
 1,465    Fidelity National Financial, Inc.                              66,906
 1,000    First American Corp.                                           35,140
   300    Flowserve Corp. *                                               8,262
   200    FMC Corp. *                                                     9,660
   400    FMC Technologies, Inc. *                                       12,880
 1,600    Foot Locker, Inc.                                              43,088
   300    Forest Oil Corp. *                                              9,516
   700    Furniture Brands International, Inc.                           17,535
   700    Gartner, Inc., Class A *                                        8,722
   300    GATX Corp.                                                      8,868
   200    Glatfelter                                                      3,056
   850    Graco, Inc.                                                    31,748
   200    Granite Construction, Inc.                                      5,320
   700    Grant Prideco, Inc. *                                          14,035
   400    Great Plains Energy, Inc.                                      12,112
   300    Greater Bay Bancorp                                             8,364
 1,400    GTECH Holdings Corp.                                           36,330
   400    Hanover Compressor Co. *                                        5,652
   500    Harman International Industries, Inc.                          63,499
   600    Harris Corp.                                                   37,074
   500    Harsco Corp.                                                   27,870
   600    Harte-Hanks, Inc.                                              15,588
   500    Hawaiian Electric Industries, Inc.                             14,575
   400    HCC Insurance Holdings, Inc.                                   13,248
   100    Health Net, Inc. *                                              2,887
   300    Helmerich & Payne, Inc.                                        10,212
 1,500    Hibernia Corp., Class A                                        44,265
   300    Highwoods Properties, Inc.                                      8,310
   700    Hillenbrand Industries, Inc.                                   38,878
   700    HNI Corp.                                                      30,135
   200    Horace Mann Educators Corp.                                     3,816
   900    Hormel Foods Corp.                                             28,215
   400    Hospitality Properties Trust                                   18,400
   700    Hovnanian Enterprises, Inc., Class A *                         34,664
   200    IDACORP, Inc.                                                   6,114
   200    Imation Corp.                                                   6,366
   400    INAMED Corp. *                                                 25,300
   100    Independence Community Bank Corp.                               4,258
   400    IndyMac Bancorp, Inc.                                          13,780
 1,300    Integrated Device Technology, Inc. *                           15,028
   800    International Rectifier Corp. *                                35,656
   100    Investors Financial Services Corp.                              4,998
   100    Invitrogen Corp. *                                              6,713
   300    ITT Educational Services, Inc. *                               14,265
   800    IVAX Corp. *                                                   12,656
   200    J.B. Hunt Transport Services, Inc.                              8,970
   700    J.M. Smucker Co.                                      $        32,949
   700    Jacobs Engineering Group, Inc. *                               33,453
   300    Jefferies Group, Inc.                                          12,084
   600    JetBlue Airways Corp. *                                        13,932
   400    Keane, Inc. *                                                   5,880
   200    Kelly Services, Inc., Class A                                   6,036
   500    KEMET Corp. *                                                   4,475
   200    Kennametal, Inc.                                                9,954
   200    Korn/Ferry International *                                      4,150
   300    LaBranche & Co., Inc. *                                         2,688
   900    Lam Research Corp. *                                           26,019
   200    Lancaster Colony Corp.                                          8,574
   600    Lattice Semiconductor Corp. *                                   3,420
   300    Laureate Education, Inc. *                                     13,227
   700    Lear Corp.                                                     42,707
   400    Legg Mason, Inc.                                               29,304
   700    Lennar Corp.                                                   39,676
   200    Leucadia National Corp.                                        13,896
   500    Liberty Property Trust                                         21,600
   200    LifePoint Hospitals, Inc. *                                     6,964
   300    Lincare Holdings, Inc. *                                       12,795
   300    Longview Fibre Co.                                              5,442
   300    LTX Corp. *                                                     2,307
   800    Lubrizol Corp.                                                 29,488
 1,500    Lyondell Chemical Co.                                          43,380
 1,600    McAfee Inc. *                                                  46,288
   400    Mack-Cali Realty Corp.                                         18,412
   400    Macromedia, Inc. *                                             12,448
   300    Macrovision Corp. *                                             7,716
   400    Mandalay Resort Group                                          28,172
   900    Manpower, Inc.                                                 43,470
   600    McDATA Corp., Class A *                                         3,576
   700    MDU Resources Group, Inc.                                      18,676
   200    Media General, Inc., Class A                                   12,962
   400    Mentor Graphics Corp. *                                         6,116
   200    Mercantile Bankshares Corp.                                    10,440
   800    Michaels Stores, Inc.                                          23,976
   500    Micrel, Inc. *                                                  5,510
   700    Microchip Technology, Inc.                                     18,662
   900    Millenium Pharmaceuticals, Inc. *                              10,908
   100    Minerals Technologies, Inc.                                     6,670
   200    Modine Manufacturing Co.                                        6,754
   600    Mohawk Industries, Inc. *                                      54,750
   600    MoneyGram International, Inc.                                  12,684
   600    MPS Group, Inc. *                                               7,356
   600    Murphy Oil Corp.                                               48,270
   500    National Fuel Gas Co.                                          14,170
   500    National-Oilwell, Inc. *                                       17,645
   100    Neiman Marcus Group, Inc.                                       7,154
   600    New Plan Excel Realty Trust                                    16,248
 1,666    New York Community Bancorp, Inc.                               34,270
   600    Newfield Exploration Co. *                                     35,430
   200    Newport Corp. *                                                 2,820
   600    Noble Energy, Inc.                                             36,996
   200    Nordson Corp.                                                   8,014
   800    Northeast Utilities                                            15,080
   300    NSTAR                                                          16,284

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- (CONTINUED)
   500    OGE Energy Corp.                                      $        13,255
   400    Ohio Casualty Corp. *                                           9,284
 1,800    Old Republic International Corp.                               45,540
   400    Olin Corp.                                                      8,808
   600    Omnicare, Inc.                                                 20,772
   600    ONEOK, Inc.                                                    17,052
   100    Outback Steakhouse, Inc.                                        4,578
   200    Overseas Shipholding Group, Inc.                               11,040
   200    PacifiCare Health Systems, Inc. *                              11,304
   700    Packaging Corp. of America *                                   16,485
   400    Par Pharmaceutical Cos., Inc. *                                16,552
   500    Patterson Cos., Inc. *                                         21,695
 1,000    Patterson-UTI Energy, Inc.                                     19,450
   400    Payless ShoeSource, Inc. *                                      4,920
   400    Peabody Energy Corp.                                           32,364
 1,000    Pentair, Inc.                                                  43,560
 1,100    Pepco Holdings, Inc.                                           23,452
   100    PepsiAmericas, Inc.                                             2,124
   400    Perrigo Co.                                                     6,908
   500    PETsMART, Inc.                                                 17,765
   600    Pier 1 Imports, Inc.                                           11,820
   900    Pioneer Natural Resources Co.                                  31,590
   500    Plains Exploration & Production Co. *                          13,000
   600    Plantronics, Inc.                                              24,882
   200    Plexus Corp. *                                                  2,602
 1,000    PMI Group, Inc.                                                41,750
   400    PNM Resources, Inc.                                            10,116
   700    Pogo Producing Co.                                             33,943
 1,200    Polycom, Inc. *                                                27,984
   200    Potlatch Corp.                                                 10,116
   600    Powerwave Technologies, Inc. *                                  5,088
   600    Precision Castparts Corp.                                      39,408
 1,700    Pride International, Inc. *                                    34,918
   500    Protective Life Corp.                                          21,345
   600    Puget Energy, Inc.                                             14,820
   700    Quanta Services, Inc. *                                         5,600
   500    Questar Corp.                                                  25,480
   900    Radian Group, Inc.                                             47,916
   400    Raymond James Financial, Inc.                                  12,392
   279    Rayonier, Inc.                                                 13,646
   600    Reader's Digest Assoc., Class A                                 8,346
   500    Regis Corp.                                                    23,075
   500    Renal Care Group, Inc. *                                       17,995
 1,400    Republic Services, Inc.                                        46,956
   300    Retek, Inc. *                                                   1,845
   400    Reynolds & Reynolds Co., Class A                               10,604
 2,300    RF Micro Devices, Inc. *                                       15,732
   300    Rollins, Inc.                                                   7,896
   300    Ross Stores, Inc.                                               8,661
 1,400    RPM International, Inc.                                        27,524
   400    RSA Security, Inc. *                                            8,024
   300    Ruddick Corp.                                                   6,507
   600    Ryland Group, Inc.                                             34,524
 1,700    Saks, Inc.                                                     24,667
   600    SanDisk Corp. *                                                14,982
   700    SCANA Corp.                                                    27,580
   200    Scholastic Corp. *                                              7,392
   700    SEI Investments Co.                                   $        29,351
   300    Sensient Technologies Corp.                                     7,197
   500    Sepracor, Inc. *                                               29,685
   100    Sequa Corp., Class A *                                          6,115
   700    Sierra Pacific Resources *                                      7,350
   400    Silicon Laboratories, Inc. *                                   14,124
   200    Silicon Valley Bancshares *                                     8,964
   900    Smith International, Inc. *                                    48,969
 1,200    Smithfield Foods, Inc. *                                       35,508
   400    Sotheby's Holdings, Inc., Class A *                             7,264
   300    StanCorp Financial Group, Inc.                                 24,750
   300    Steel Dynamics, Inc.                                           11,364
   400    Steris Corp. *                                                  9,488
   700    Storage Technology Corp. *                                     22,127
 1,200    Sybase, Inc. *                                                 23,940
   300    TCF Financial Corp.                                             9,642
   300    Tech Data Corp. *                                              13,620
   300    Techne Corp. *                                                 11,670
   100    Tecumseh Products Co., Class A                                  4,780
   500    Teleflex, Inc.                                                 25,970
   100    Telephone and Data Systems, Inc.                                7,695
   400    Thomas & Betts Corp. *                                         12,300
   300    Thor Industries, Inc.                                          11,115
   700    Tidewater, Inc.                                                24,927
   400    Timberland Co., Class A *                                      25,068
 1,000    Titan Corp. *                                                  16,200
   200    Toll Brothers, Inc. *                                          13,722
   300    Tootsie Roll Industries, Inc.                                  10,389
   200    Transaction Systems Architects, Inc., Class A *                 3,970
   300    Trinity Industries, Inc.                                       10,224
   800    TriQuint Semiconductor, Inc. *                                  3,560
   300    Tupperware Corp.                                                6,216
 1,200    Tyson Foods, Inc., Class A                                     22,080
   800    United Dominion Realty Trust, Inc.                             19,840
   500    United Rentals, Inc. *                                          9,450
   100    Unitrin, Inc.                                                   4,545
   100    Universal Corp.                                                 4,784
   700    Universal Health Services, Inc.                                31,150
   500    Urban Outfitters, Inc. *                                       22,200
   300    Valassis Communications, Inc. *                                10,503
   600    Valspar Corp.                                                  30,006
   600    Varco International, Inc. *                                    17,490
 1,200    Varian Medical Systems, Inc. *                                 51,888
   200    Varian, Inc. *                                                  8,202
   500    VCA Antech, Inc. *                                              9,800
   400    Vectren Corp.                                                  10,720
   500    Vertex Pharmaceuticals, Inc. *                                  5,285
 2,100    Vishay Intertechnology, Inc. *                                 31,542
   300    VISX, Inc. *                                                    7,761
   900    W.R. Berkley Corp.                                             42,453
 1,000    Waddell & Reed Financial, Inc., Class A                        23,890
    25    Washington Post Co., Class B                                   24,576
   900    Weatherford International, Ltd. *                              46,170
   600    Webster Financial Corp.                                        30,384
   600    Weingarten Realty Investors                                    24,060
   475    Werner Enterprises, Inc.                                       10,754
   200    Westamerica Bancorporation                                     11,662

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

SHARES                                                               VALUE
------                                                          ---------------
COMMON STOCKS -- (CONTINUED)
   500    Westar Energy, Inc.                                   $        11,435
   400    Western Gas Resources, Inc.                                    11,700
 1,200    Westwood One, Inc. *                                           32,316
   300    WGL Holdings, Inc.                                              9,252
   200    Whole Foods Market, Inc.                                       19,070
   300    Williams-Sonoma, Inc. *                                        10,512
   500    Wind River Systems, Inc. *                                      6,775
   700    Wisconsin Energy Corp.                                         23,597
   500    Worthington Industries, Inc.                                    9,790
   200    WPS Resources Corp.                                             9,992
   200    York International Corp.                                        6,908
   150    Zebra Technologies Corp., Class A *                             8,442
                                                                ---------------
          Total Common Stocks                                         6,520,717
                                                                ---------------
INVESTMENT COMPANIES -- 0.8%
49,516    BNY Hamilton Money Fund                               $        49,516
                                                                ---------------
          Total Investment Companies                                     49,516
                                                                ---------------
          TOTAL -- (COST $5,389,345) -- 100.1%                  $     6,570,233
                                                                ===============

----------
Percentages indicated are based on net assets of $6,561,494.

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

     * Represents non-income producing security.
     + Amount is less than 0.1%.
     ADR -- American Depositary Receipt
     BNY -- Bank of New York
     PLC -- Public Limited Company

                                      COST OF INVESTMENTS                                                        NET UNREALIZED
                                           FOR FEDERAL           GROSS UNREALIZED       GROSS UNREALIZED         APPRECIATION/
                                          TAX PURPOSES             APPRECIATION           DEPRECIATION            DEPRECIATION
                                      --------------------     --------------------   --------------------    --------------------
     Enhanced Market Fund             $          7,273,814     $            652,274   $           (248,299)   $            403,975
     International Equity Fund                   8,608,892                4,632,080               (235,070)              4,397,010
     Large Cap Fund                              8,774,032                1,348,874               (991,178)                357,696
     Mid Cap Fund                                5,424,410                1,247,972               (102,149)              1,145,823

The investment concentrations for the following funds as a percentage of net assets, by industry, as of December 31, 2004, were as follows:

                                        ENHANCED MARKET        INTERNATIONAL EQUITY       LARGE CAP                MID CAP
                                             FUND                     FUND                   FUND                    FUND
                                      --------------------     --------------------   --------------------    --------------------
     Consumer Discretionary                            8.9%                    14.6%                  15.5%                   18.9%
     Consumer Staples                                  9.5%                     2.9%                  11.4%                    3.9%
     Energy                                           10.0%                    11.6%                    --                     8.5%
     Financials                                       17.6%                    33.4%                   3.9%                   18.1%
     Health Care                                      13.7%                     0.8%                  24.8%                    9.3%
     Industrials                                      13.2%                    15.4%                  11.7%                   15.8%
     Information Technology                           18.0%                     0.9%                  30.3%                   13.3%
     Investment Companies                              0.2%                      --                    1.0%                    0.8%
     Materials                                         3.9%                     5.2%                    --                     5.0%
     Telecommunication Services                        2.1%                     9.8%                   1.5%                    0.2%
     Utilities                                         3.0%                     4.8%                    --                     6.3%

AMSOUTH VARIABLE INSURANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                               ENHANCED MARKET  INTERNATIONAL EQUITY    LARGE CAP       MID CAP
                                                                    FUND                FUND               FUND          FUND
                                                               ---------------  --------------------  -------------  -------------
ASSETS:
   Investments, at cost                                        $     7,038,016  $          8,585,658  $   8,742,979  $   5,389,345
     Net unrealized appreciation/(depreciation)                        639,773             4,420,244        388,749      1,180,888
                                                               ---------------  --------------------  -------------  -------------
     Investments, at value                                           7,677,789            13,005,902      9,131,728      6,570,233
   Cash                                                                     --                62,330             --            952
   Foreign currency, at value*                                              --                29,773             --             --
   Interest and dividends receivable                                     8,391                12,912          8,273          4,071
   Receivable from reclaims                                                 --                 3,073             --             --
   Receivable from investment advisor                                       --                    --             --          2,548
   Prepaid expenses and other assets                                       133                   216            171            108
                                                               ---------------  --------------------  -------------  -------------
     Total Assets                                                    7,686,313            13,114,206      9,140,172      6,577,912
                                                               ---------------  --------------------  -------------  -------------
LIABILITIES:
   Accrued expenses and other payables:
     Investment advisory fees                                                4                    36             14             --
     Administration fees                                                    --                   143             --             --
     Shareholder servicing fees                                          1,610                 2,687          1,899          1,358
     Custodian fees                                                         39                    --             46             33
     Other                                                              15,464                20,474         15,244         15,027
                                                               ---------------  --------------------  -------------  -------------
        Total Liabilities                                               17,117                23,340         17,203         16,418
                                                               ---------------  --------------------  -------------  -------------
NET ASSETS:
     Capital                                                         7,787,743            10,575,997      9,174,548      6,513,442
     Accumulated net investment income/(loss)                            4,828                88,798          1,899             --
     Accumulated net realized gains/(losses) from
        investments and foreign currency transactions                 (763,148)           (1,995,198)      (442,227)    (1,132,836)
     Unrealized appreciation/depreciation from investments
        and translation of assets and liabilities denominated
        in foreign currencies                                          639,773             4,421,269        388,749      1,180,888
                                                               ---------------  --------------------  -------------  -------------
        Net Assets                                             $     7,669,196  $         13,090,866  $   9,122,969  $   6,561,494
                                                               ===============  ====================  =============  =============
     Outstanding units of beneficial interest (shares)                 841,040             1,070,785        989,172        715,447
                                                               ===============  ====================  =============  =============
     Net Asset Value: offering and redemption price per share  $          9.12  $              12.23  $        9.22  $        9.17
                                                               ===============  ====================  =============  =============

----------
* Cost of foreign currency for the International Equity Fund is $29,894.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004

                                                               ENHANCED MARKET  INTERNATIONAL EQUITY    LARGE CAP       MID CAP
                                                                     FUND               FUND              FUND           FUND
                                                               ---------------  --------------------  -------------  -------------
INVESTMENT INCOME:
   Dividend income                                             $       146,374  $            282,195  $     121,903  $      67,589
   Interest income                                                          --                   161             --             --
   Foreign withholding tax expense                                          --               (31,450)            --             --
                                                               ---------------  --------------------  -------------  -------------
     Total income                                                      146,374               250,906        121,903         67,589
                                                               ---------------  --------------------  -------------  -------------
EXPENSES:
   Investment advisory fees                                             32,383               110,463         60,688         51,989
   Administration fees                                                  14,393                22,093         17,339         11,553
   Shareholder servicing fees                                           17,991                27,616         21,674         14,441
   Accounting fees                                                      18,817                16,674          7,500         18,498
   Custodian fees                                                          432                10,504            520            347
   Audit fees                                                           15,195                15,585         15,524         15,262
   Legal fees                                                            3,212                 4,996          3,843          2,586
   Transfer agent fees                                                  10,000                10,000         10,000         10,000
   Other                                                                 4,969                 7,887          5,808          4,039
                                                               ---------------  --------------------  -------------  -------------
     Total expenses before fee reductions/reimbursements               117,392               225,818        142,896        128,715
   Expenses reduced/reimbursed by Investment Advisor                   (21,589)              (48,604)       (26,009)       (35,783)
   Expenses reduced by Administrator                                   (14,393)              (11,046)       (17,339)       (11,553)
   Expenses reduced by Transfer Agent                                   (8,921)               (8,343)        (8,700)        (9,134)
                                                               ---------------  --------------------  -------------  -------------
   Net expenses                                                         72,489               157,825         90,848         72,245
                                                               ---------------  --------------------  -------------  -------------
Net Investment Income/(Loss)                                            73,885                93,081         31,055         (4,656)
                                                               ---------------  --------------------  -------------  -------------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investments and
    foreign currency transactions                                      362,743               162,033       (126,860)       694,395
   Change in unrealized appreciation/depreciation from
    investments and translation of assets and liabilities
    denominated in foreign currencies                                  279,624             2,475,584        569,700        181,946
                                                               ---------------  --------------------  -------------  -------------
      Net realized/unrealized gains/(losses)
        from investments                                               642,367             2,637,617        442,840        876,341
                                                               ---------------  --------------------  -------------  -------------
   Change in net assets resulting from operations              $       716,252  $          2,730,698  $     473,895  $     871,686
                                                               ===============  ====================  =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        ENHANCED MARKET FUND         INTERNATIONAL EQUITY FUND
                                                                    ---------------------------   ---------------------------------
                                                                     YEAR ENDED     YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                                        2004           2003            2004              2003
                                                                    ------------   ------------   ---------------   ---------------
OPERATIONS:
   Net investment income/(loss)                                     $     73,885   $     41,599   $        93,081   $        49,866
   Net realized gains/(losses) from investment transactions and
    foreign currency transactions                                        362,743       (364,164)          162,033           248,743
   Change in unrealized appreciation/depreciation from investments and translation of assets and liabilities denominated in
    foreign currencies                                                   279,624      1,749,055         2,475,584         3,208,334
                                                                    ------------   ------------   ---------------   ---------------
   Change in net assets resulting from operations                        716,252      1,426,490         2,730,698         3,506,943
                                                                    ------------   ------------   ---------------   ---------------
DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                            (69,057)       (41,998)               --           (49,717)
                                                                    ------------   ------------   ---------------   ---------------
   Change in net assets from dividends to shareholders                   (69,057)       (41,998)               --           (49,717)
                                                                    ------------   ------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                           591,236        658,982           280,280           172,044
   Dividends reinvested                                                   69,057         41,998                --            49,717
   Cost of shares redeemed                                              (426,802)      (165,435)          (68,395)          (18,766)
                                                                    ------------   ------------   ---------------   ---------------
   Change in net assets from capital share transactions                  233,491        535,545           211,885           202,995
                                                                    ------------   ------------   ---------------   ---------------
   Change in net assets                                                  880,686      1,920,037         2,942,583         3,660,221
NET ASSETS:
   Beginning of period                                                 6,788,510      4,868,473        10,148,283         6,488,062
                                                                    ------------   ------------   ---------------   ---------------
   End of period                                                    $  7,669,196   $  6,788,510   $    13,090,866   $    10,148,283
                                                                    ============   ============   ===============   ===============
SHARE TRANSACTIONS:
   Issued                                                                 69,617         88,803            27,291            20,949
   Reinvested                                                              8,050          5,722                --             5,289
   Redeemed                                                              (49,844)       (23,659)           (6,378)           (2,496)
                                                                    ------------   ------------   ---------------   ---------------
   Change in shares                                                       27,823         70,866            20,913            23,742
                                                                    ============   ============   ===============   ===============
   Accumulated Net Investment Income                                $      4,828    $        --   $        88,798      $         --
                                                                    ============   ============   ===============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             LARGE CAP FUND                   MID CAP FUND
                                                                    -------------------------------   -----------------------------
                                                                       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2004             2003            2004            2003
                                                                    ---------------   -------------   -------------   -------------
OPERATIONS:
   Net investment income/(loss)                                     $        31,055   $      16,005   $      (4,656)  $         406
   Net realized gains/(losses) from investment transactions                (126,860)       (138,120)        694,395         (52,195)
   Change in unrealized appreciation/depreciation from investments          569,700       1,770,387         181,946       1,398,836
                                                                    ---------------   -------------   -------------   -------------
   Change in net assets resulting from operations                           473,895       1,648,272         871,685       1,347,047
                                                                    ---------------   -------------   -------------   -------------
DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                               (29,416)        (15,930)             --          (1,099)
                                                                    ---------------   -------------   -------------   -------------
   Change in net assets from dividends to shareholders                      (29,416)        (15,930)             --          (1,099)
                                                                    ---------------   -------------   -------------   -------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                              871,364         982,101         377,934         409,901
   Dividends reinvested                                                      29,416          15,930              --           1,099
   Cost of shares redeemed                                                 (659,956)       (221,599)       (161,616)        (72,047)
                                                                    ---------------   -------------   -------------   -------------
   Change in net assets from capital share transactions                     240,824         776,432         216,318         338,953
                                                                    ---------------   -------------   -------------   -------------
   Change in net assets                                                     685,303       2,408,774       1,088,003       1,684,901
NET ASSETS:
   Beginning of period                                                    8,437,666       6,028,892       5,473,491       3,788,590
                                                                    ---------------   -------------   -------------   -------------
   End of period                                                    $     9,122,969   $   8,437,666   $   6,561,494   $   5,473,491
                                                                    ===============   =============   =============   =============
SHARE TRANSACTIONS:

   Issued                                                                    98,688         125,648          45,586          59,919
   Reinvested                                                                 3,477           2,018              --             193
   Redeemed                                                                 (76,793)        (28,846)        (19,654)        (10,740)
                                                                    ---------------   -------------   -------------   -------------
   Change in shares                                                          25,372          98,820          25,932          49,372
                                                                    ===============   =============   =============   =============
   Accumulated Net Investment Income/(Loss)                         $         1,899   $         260   $          --   $          (1)
                                                                    ===============   =============   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

AMSOUTH VARIABLE INSURANCE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1.   ORGANIZATION:

     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Enhanced Market Fund ("Enhanced Fund"), the AmSouth International Equity Fund ("International Fund"), the AmSouth Large Cap Fund ("Large Cap Fund") and the AmSouth Mid Cap Fund ("Mid Cap Fund") (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of New York Life Insurance and Annuity Company ("New York Life"), as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq official closing price ("NOCP"), if applicable. Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by of the Board of Trustees.

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their net asset values as reported by such companies.

     Most foreign markets close before the close of trading on the New York Stock Exchange ("NYSE"). If the International Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgement, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund's share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Pricing Committee established by the Fund's Trustees. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. In deciding whether to make fair value adjustments, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     FOREIGN CURRENCY TRANSLATION--The market value of investment securities, other assets and liabilities of the International Fund denominated in foreign currency are translated into U.S dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S dollars at the exchange rate on the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

     RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES--Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

     Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

     DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Enhanced Fund, the Large Cap Fund, and the Mid Cap Fund, and annually the International Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered to be either temporary or permanent in nature.

     To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. During the fiscal year ended December 31, 2004, permanent differences on the Mid Cap Fund and International Fund were due to net operating losses and tax treatment of foreign currency gains and losses, respectively.

     FEDERAL INCOME TAXES--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of portfolio securities (excluding short-term securities and U.S. Government securities) for the period ended December 31, 2004, were as follows:

                                        PURCHASES         SALES
                                     ---------------  ---------------
     Enhanced Market Fund            $     9,918,326  $     9,663,172
     International Fund                      882,239          505,468
     Large Cap Fund                        1,208,050        1,000,238
     Mid Cap Fund                          6,229,660        6,011,038

4.   RELATED PARTY TRANSACTIONS:

     AmSouth Asset Management, Inc. ("AAMI"), a wholly-owned subsidiary of AmSouth Bank, serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AAMI is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

     FUNDS                              ADVISORY FEES
     -----                              -------------
     Enhanced Market Fund                        0.45%
     International Fund                          1.00%
     Large Cap Fund                              0.70%
     Mid Cap Fund                                0.90%

     AAMI has voluntary agreed to reduce and/ or reimburse its fees for the Funds to the extent necessary to maintain expense ratios:

     FUNDS                             EXPENSE RATIOS
     -----                             --------------
     Enhanced Market Fund                        1.25%
     International Fund                          1.50%
     Large Cap Fund                              1.25%
     Mid Cap Fund                                1.25%

     AmSouth Bank serves as custodian for the Enhanced Fund, Large Cap Fund, and Mid Cap Fund. The Bank of New York serves as custodian for the International Fund. Pursuant to their respective Custodian Agreements with the Trust, AmSouth Bank and The Bank of New York receive compensation from the respective Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS Ohio also provides an employee to serve the Funds as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement from the Funds of out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with New York Life Insurance and Annuity Corporation ("New York Life") for the provision of such services and reimburses New York Life for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

5.   FEDERAL INCOME TAX INFORMATION:

     At December 31, 2004, the following Funds have capital loss carryforwards, which are available to offset future capital gains.

                                                           AMOUNT        EXPIRES
                                                       -------------     -------
     Enhanced Fund                                     $     161,525        2010
                                                             365,826        2011
     International Fund                                      782,431        2009
                                                           1,212,767        2010
     Large Cap Fund                                          146,194        2010
                                                             138,120        2011
                                                             126,861        2012
     Mid Cap Fund                                            784,885        2009
                                                             252,436        2010
                                                              60,451        2011

     During the year the Funds utilized the following capital loss carryforward:

     Enhanced Fund                                     $     598,540
     International Fund                                      166,316
     Mid Cap Fund                                            729,460

     The tax character of distributions paid during fiscal year ended December 31, 2004 was as follows:

                            DISTRIBUTIONS PAID FROM:
                         -----------------------------
                              NET            NET             TOTAL             TAX           TAX RETURN          TOTAL
                          INVESTMENT      LONG TERM         TAXABLE           EXEMPT             OF          DISTRIBUTIONS
                            INCOME      CAPITAL GAINS    DISTRIBUTIONS    DISTRIBUTIONS       CAPITAL            PAID
                         ------------  ---------------  ---------------  ---------------  ----------------  ----------------
     Enhanced Fund       $     69,057  $            --  $        69,057  $            --  $             --  $         69,057
     International Fund            --               --               --               --                --                --
     Large Cap Fund            29,416               --           29,416               --                --            29,416
     Mid Cap Fund                  --               --               --               --                --                --

     The tax character of distributions paid during fiscal year ended December 31, 2003 was as follows:

                            DISTRIBUTIONS PAID FROM:
                         -----------------------------
                              NET            NET             TOTAL             TAX           TAX RETURN          TOTAL
                          INVESTMENT      LONG TERM         TAXABLE           EXEMPT             OF          DISTRIBUTIONS
                            INCOME      CAPITAL GAINS    DISTRIBUTIONS    DISTRIBUTIONS       CAPITAL            PAID
                         ------------  ---------------  ---------------  ---------------  ----------------  ----------------
     Enhanced Fund       $     41,998  $            --  $        41,998  $            --  $             --  $         41,998
     International Fund        49,717               --           49,717               --                --            49,717
     Large Cap Fund            15,930               --           15,930               --                --            15,930
     Mid Cap Fund               1,099               --            1,099               --                --             1,099

     As of December 31, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales.):

                                        UNDISTRIBUTED                              ACCUMULATED                       TOTAL
                         UNDISTRIBUTED    LONG-TERM                                  CAPITAL       UNREALIZED     ACCUMULATED
                           ORDINARY        CAPITAL     ACCUMULATED  DISTRIBUTIONS   AND OTHER    APPRECIATION/     EARNINGS/
                            INCOME          GAINS        EARNINGS      PAYABLE        LOSSES      DEPRECIATION     (DEFICIT)
                         -------------  -------------  -----------  -------------  ------------  --------------  -------------
     Enhanced Fund       $       4,828  $          --  $     4,828  $          --  $   (527,351) $      403,975  $    (118,548)
     International Fund        112,032             --      112,032             --    (1,995,198)      4,398,033      2,514,867
     Large Cap Fund              1,899             --        1,899             --      (411,175)        357,696        (51,580)
     Mid Cap Fund                   --             --           --             --    (1,097,772)      1,145,823         48,051

AMSOUTH VARIABLE INSURANCE FUNDS

FINANCIAL HIGHLIGHTS

     Selected data for a share outstanding throughout the period indicated.

                                                               INVESTMENT ACTIVITIES
                                                          --------------------------------
                                                                                NET
                                                                              REALIZED
                                                                                AND
                                                                             UNREALIZED
                                                                               GAINS/
                                                                              (LOSSES)
                                         NET ASSET            NET               FROM
                                          VALUE,           INVESTMENT        INVESTMENTS         TOTAL FROM
                                         BEGINNING           INCOME/         AND FOREIGN         INVESTMENT
                                         OF PERIOD           (LOSS)           CURRENCIES          ACTIVITES
                                      ---------------     -------------     --------------     --------------
ENHANCED MARKET FUND
Year Ended December 31, 2004          $          8.35              0.09               0.76               0.85
Year Ended December 31, 2003          $          6.56              0.05               1.79               1.84
Year Ended December 31, 2002          $          8.70              0.03              (2.13)             (2.10)
Year Ended December 31, 2001          $         10.00              0.02              (1.31)             (1.29)
Period Ended December 31, 2000(a)     $         10.00                --                 --                 --

INTERNATIONAL EQUITY FUND
Year Ended December 31, 2004          $          9.67              0.09               2.47               2.56
Year Ended December 31, 2003          $          6.32              0.05               3.35               3.40
Year Ended December 31, 2002          $          7.59              0.05              (1.29)             (1.24)
Year Ended December 31, 2001          $         10.00              0.04              (2.45)             (2.41)
Period Ended December 31, 2000(a)     $         10.00                --                 --                 --

LARGE CAP FUND
Year Ended December 31, 2004          $          8.75              0.03               0.47               0.50
Year Ended December 31, 2003          $          6.97              0.02               1.78               1.80
Year Ended December 31, 2002          $          9.12              0.01              (2.15)             (2.14)
Year Ended December 31, 2001          $         10.00                --              (0.88)             (0.88)
Period Ended December 31, 2000(a)     $         10.00                --                 --                 --

MID CAP FUND
Year Ended December 31, 2004          $          7.94             (0.01)              1.24               1.23
Year Ended December 31, 2003          $          5.92                --^              2.02               2.02
Year Ended December 31, 2002          $          7.59             (0.04)             (1.63)             (1.67)
Year Ended December 31, 2001          $         10.00             (0.09)             (2.32)             (2.41)
Period Ended December 31, 2000(a)     $         10.00                --                 --                 --

                                          LESS
                                        DIVIDENDS
                                          FROM                                   NET
                                      ---------------                           ASSET                                NET ASSETS,
                                           NET                TOTAL             VALUE,                                 END OF
                                        INVESTMENT            FROM              END OF            TOTAL                PERIOD
                                          INCOME            DIVIDENDS           PERIOD            RETURN               (000'S)
                                      ---------------   ----------------    ---------------   ---------------      ---------------
ENHANCED MARKET FUND
Year Ended December 31, 2004                    (0.08)             (0.08)   $          9.12             10.27%     $         7,669
Year Ended December 31, 2003                    (0.05)             (0.05)   $          8.35             28.24%     $         6,789
Year Ended December 31, 2002                    (0.04)             (0.04)   $          6.56            (24.23)%    $         4,868
Year Ended December 31, 2001                    (0.01)             (0.01)   $          8.70            (12.88)%    $         5,466
Period Ended December 31, 2000(a)                  --                 --    $         10.00              0.00%*    $         4,999

INTERNATIONAL EQUITY FUND
Year Ended December 31, 2004                       --                 --    $         12.23             26.47%     $        13,091
Year Ended December 31, 2003                    (0.05)             (0.05)   $          9.67             53.78%     $        10,148
Year Ended December 31, 2002                    (0.03)             (0.03)   $          6.32            (16.40)%    $         6,488
Year Ended December 31, 2001                       --                 --    $          7.59            (24.10)%    $         7,707
Period Ended December 31, 2000(a)                  --                 --    $         10.00              0.00%*    $         9,999

LARGE CAP FUND
Year Ended December 31, 2004                    (0.03)             (0.03)   $          9.22              5.74%     $         9,123
Year Ended December 31, 2003                    (0.02)             (0.02)   $          8.75             25.81%     $         8,438
Year Ended December 31, 2002                    (0.01)             (0.01)   $          6.97            (23.44)%    $         6,029
Year Ended December 31, 2001                       --                 --    $          9.12             (8.77)%    $         6,450
Period Ended December 31, 2000(a)                  --                 --    $         10.00              0.00%*    $         4,999

MID CAP FUND
Year Ended December 31, 2004                       --                 --    $          9.17             15.49%     $         6,561
Year Ended December 31, 2003                      --^                 --^   $          7.94             34.16%     $         5,473
Year Ended December 31, 2002                       --                 --    $          5.92            (22.00)%    $         3,789
Year Ended December 31, 2001                       --                 --    $          7.59            (24.10)%    $         4,312
Period Ended December 31, 2000(a)                  --                 --    $         10.00              0.00%*    $         4,999

                                                       RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                      ------------------------------------------------------------------------------------
                                                                NET                EXPENSES (BEFORE
                                           NET               INVESTMENT               REDUCTIONS/             PORTFOLIO
                                         EXPENSES           INCOME/(LOSS)          REIMBURSEMENTS)+           TURNOVER
                                      ---------------     ----------------       --------------------      ---------------
ENHANCED MARKET FUND
Year Ended December 31, 2004                     1.01%                1.03%                      1.63%              135.12%
Year Ended December 31, 2003                     1.10%                0.76%                      1.76%               49.61%
Year Ended December 31, 2002                     1.23%                0.46%                      1.91%               57.79%
Year Ended December 31, 2001                     1.24%                0.16%                      2.12%               94.81%
Period Ended December 31, 2000(a)                1.25%**             (1.25)%**                  14.71%**              0.00%

INTERNATIONAL EQUITY FUND
Year Ended December 31, 2004                     1.43%                0.84%                      2.04%                4.60%
Year Ended December 31, 2003                     1.50%                0.65%                      2.16%               14.59%
Year Ended December 31, 2002                     1.50%                0.67%                      2.43%              118.41%
Year Ended December 31, 2001                     1.50%                0.45%                      2.62%               60.35%
Period Ended December 31, 2000(a)                1.50%**             (1.50)%**                   8.65%**              0.00%

LARGE CAP FUND
Year Ended December 31, 2004                     1.05%                0.36%                      1.65%               11.67%
Year Ended December 31, 2003                     1.06%                0.23%                      1.57%                5.14%
Year Ended December 31, 2002                     1.09%                0.18%                      1.84%                4.74%
Year Ended December 31, 2001                     1.16%               (0.04)%                     2.05%                4.81%
Period Ended December 31, 2000(a)                1.25%**             (1.25)%**                  14.96%**              0.00%

MID CAP FUND
Year Ended December 31, 2004                     1.25%               (0.08)%                     2.23%              104.19%
Year Ended December 31, 2003                     1.25%                0.01%                      2.40%               67.75%
Year Ended December 31, 2002                     1.25%               (0.63)%                     2.39%              186.20%
Year Ended December 31, 2001                     1.24%               (1.11)%                     2.40%              101.57%
Period Ended December 31, 2000(a)                1.25%**             (1.25)%                    15.16%**              0.00%

  + During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.
  ^  Less than one cent per share.
  *  Not Annualized.
 **  Annualized.
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
AmSouth Variable Insurance Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the AmSouth Variable Insurance Funds (comprised of AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund) (the Funds) as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights presented herein for the period ended December 31, 2000 were audited by other auditors whose report dated February 20, 2001 expressed an unqualified opinion.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


Columbus, Ohio
February 7, 2005

AMSOUTH VARIABLE INSURANCE FUNDS

EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the AmSouth Variable Insurance Funds, you will incur two types of costs: (1) transaction costs, including insurance contract charges; and
(2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AmSouth Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES (UNAUDITED)
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                         BEGINNING          ENDING            EXPENSE PAID          EXPENSE RATIO
                                       ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                                          7/1/04           12/31/04         7/1/04 - 12/31/04     7/1/04 - 12/31/04
                                      ---------------   ---------------   --------------------   --------------------
     Enhanced Market Fund             $      1,000.00   $      1,067.60   $               5.15                   0.99%
     International Equity Fund               1,000.00          1,176.00                   8.10                   1.48%
     Large Cap Fund                          1,000.00          1,041.90                   5.54                   1.08%
     Mid Cap Fund                            1,000.00          1,095.60                   6.58                   1.25%

----------
     * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (UNAUDITED)

The table below provides information about hypothetical account values and hypothetical expenses based on each AmSouth Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         BEGINNING          ENDING            EXPENSE PAID          EXPENSE RATIO
                                       ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*         DURING PERIOD
                                          7/1/04           12/31/04         7/1/04 - 12/31/04     7/1/04 - 12/31/04
                                      ---------------   ---------------   --------------------   --------------------
     Enhanced Market Fund             $      1,000.00   $      1,020.16   $               5.03                   0.99%
     International Equity Fund               1,000.00          1,017.70                   7.51                   1.48%
     Large Cap Fund                          1,000.00          1,019.71                   5.48                   1.08%
     Mid Cap Fund                            1,000.00          1,018.85                   6.34                   1.25%

----------
     * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

TAX INFORMATION (UNAUDITED)

The Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended December 31, 2004.

                                                          PERCENTAGE
                                                        ---------------
     Enhanced Fund                                                  100%
     Large Cap Fund                                                 100%

The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                  POSITION(S)        TERM OF OFFICE                               FUND COMPLEX
      NAME, ADDRESS, AND           HELD WITH         AND LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY    OTHER TRUSTEESHIPS
        DATE OF BIRTH                FUND             TIME SERVED         DURING PAST 5 YEARS       TRUSTEE        HELD BY TRUSTEE*
------------------------------  ---------------  ---------------------  -----------------------  --------------  -------------------
NON-INTERESTED TRUSTEES

James H. Woodward               Trustee          Indefinite             Chancellor, University         24        J.A. Jones, Inc.
University of North                              4/97 to present        of North Carolina at
  Carolina at Charlotte                                                 Charlotte--7/89 to
9201 University City Blvd.                                              present                                  AMSouth Mutual
Charlotte, NC 28223                                                                                              Funds
Date of Birth: 11/24/1939                                                                                        (23 portfolios)

Michael Van Buskirk             Trustee          Indefinite             Chief Executive                24        Coventry Group
3435 Stelzer Road                                4/97 to present        Officer, Ohio Bankers
Columbus, Oh 43219                                                      Assoc. (industry trade
Date of Birth: 2/22/1947                                                association)--5/91 to
                                                                        present

Maurice Stark                   Trustee          Indefinite             Consultant, (part-time)        24        Coventry Group
7662 Cloister Drive                              3/04 to present        Battelle Memorial
Columbus, OH 43219                                                      Institute-1/95 to
Date of Birth: 9/23/1935                                                present


INTERESTED TRUSTEE

Walter B. Grimm(1)              Trustee          Indefinite             Employee of BISYS              25        American
3435 Stelzer Road                                4/97 to present        Fund Services--6/92 to                   Performance
Columbus, Oh 43219                                                      present
Date of Birth: 6/30/1945                                                                                         Coventry Group

                                                                                                                 Legacy Funds Group

                                                                                                                 Performance Funds
                                                                                                                 Trust

                                                                                                                 United American
                                                                                                                 Cash Reserves

----------
*    Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

EXECUTIVE OFFICERS (UNAUDITED)

                                                              TERM OF OFFICE
 NAME, ADDRESS, AND                                           AND LENGTH OF               PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           POSITION(S) HELD WITH FUND          TIME SERVED                 DURING PAST 5 YEARS
-----------------------  ------------------------------  -------------------------  ------------------------------------
Walter B. Grimm          President and Chairman          Indefinite                 Employee of BISYS Fund Services
3435 Stelzer Road        of the Board                    4/97 to present            (6/92 to present)
Columbus, OH 43219
Date of Birth: 6/30/45

Charles L. Booth         Vice President and              Indefinite                 Employee of BISYS Fund Services
3435 Stelzer Road        Assistant Secretary             4/99 to present            (4/91 to present)
Columbus, OH 43219
Date of Birth: 4/4/60

Alaina Metz              Secretary                       Indefinite                 Employee of BISYS Fund Services
3435 Stelzer Road                                        4/97 to present            (6/95 to present)
Columbus, OH 43219
Date of Birth: 4/4/67

Steven D. Pierce(1)      Treasurer                       Indefinite                 Employee of BISYS Fund Services
3435 Stelzer Road                                        2/05 to present            (4/99 to present)
Columbus, OH 43219
Date of Birth: 10/14/72

Rodney Ruehle            Anti-Money Laundering           Indefinite                 Employee of BISYS Fund Services
3435 Stelzer Road        Officer and Chief               8/04 to present            (8/95 to present)
Columbus, OH 43219       Compliance Officer
Date of Birth: 4/26/68

Chris Sabato             Assistant Treasurer             Indefinite                 Employee of BISYS Fund Services
3435 Stelzer Road                                        5/03 to present            (2/93 to present)
Columbus, OH 43219
Date of Birth: 12/15/68

----------
(1)  Mr. Pierce was elected Treasurer on February 23, 2005.

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-451-8382.

PROXY VOTING:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-862-6668; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS:

Schedules of Portfolio Investments for periods ending March 31 (available beginning May 30, 2005) and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (a)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph
     (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert serving on its audit committee.

               (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

               (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS MAURICE G. STARK, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

3(a)(3) NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, AUDIT FEES FOR THE FUNDS TOTALED APPROXIMATELY $82,400 AND $80,700, RESPECTIVELY, INCLUDING FEES ASSOCIATED WITH THE ANNUAL AUDIT AND FILINGS OF THE TRUST'S FORM N-1A.

          (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, AUDIT-RELATED FEES FOR THE FUNDS TOTALED APPROXIMATELY $0 AND $0, RESPECTIVELY.

          (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, TAX FEES FOR THE FUNDS INCLUDING TAX COMPLIANCE, TAX ADVICE AND TAX PLANNING, TOTALED APPROXIMATELY $10,600 AND $10,300, RESPECTIVELY.

          (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, OTHER FEES BILLED TO THE FUNDS TOTALED APPROXIMATELY $0 AND $0, RESPECTIVELY.

          (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

EXCEPT AS PERMITTED BY RULE 2-01(c)(7)(i)(C) OF REGULATION S-X, THE TRUST'S AUDIT COMMITTEE MUST PRE-APPROVE ALL AUDIT AND NON-AUDIT SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS RELATING TO THE OPERATIONS OR FINANCIAL REPORTING OF THE FUNDS. PRIOR TO THE COMMENCEMENT OF ANY AUDIT OR NON-AUDIT SERVICES TO A FUND, THE AUDIT COMMITTEE REVIEWS THE SERVICES TO DETERMINE WHETHER THEY ARE APPROPRIATE AND PERMISSIBLE UNDER APPLICABLE LAW.

               (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

NONE OF THE SERVICES SUMMARIZED IN (a)-(d), ABOVE, WERE APPROVED BY THE AUDIT COMMITTEE PURSUANT TO RULE 2-01(c)(7)(i)(C) OF REGULATION S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, NON-AUDIT FEES BILLED TO THE FUNDS FOR SERVICES PROVIDED TO THE FUNDS AND ANY OF THE FUNDS' INVESTMENT ADVISERS AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE FUNDS FOR EACH OF THE LAST TWO FISCAL YEARS OF THE FUNDS, TOTALED APPROXIMATELY $359,935 AND $478,732, RESPECTIVELY.

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

THE AUDIT COMMITTEE HAS CONSIDERED THAT THE PROVISION OF NON-AUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (c)(7)(ii) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE FOURTH FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
            --------------------------------------------------------------------

By (Signature and Title)* /s/ STEVEN D. PIERCE     Steven D. Pierce, Treasurer
                         -------------------------------------------------------

Date    March 4, 2005
    ---------------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ WALTER B. GRIMM       Walter B. Grimm, President
                         -------------------------------------------------------

Date    March 4, 2005
    ---------------------------------------

By (Signature and Title)* /s/ STEVEN D. PIERCE     Steven D. Pierce, Treasurer
                         -------------------------------------------------------

Date    March 4, 2005
    ---------------------------------------

* Print the name and title of each signing officer under his or her signature.